UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2011

Semi-Annual Repor t

Western Asset

Core Plus Bond

Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset Core Plus Bond Portfolio

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration which is expected to range within 30% of the average duration of the domestic bond market as a whole.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Plus Bond Portfolio for the six-month reporting period ended June 30, 2011. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

President

July 29, 2011

Western Asset Core Plus Bond Portfolio	III

Investment commentary

Economic review

Although the U.S. economy continued to grow over the six months ended June 30, 2011, the pace of the expansion was disappointing, which resulted in a significant shift in investor sentiment. During the first half of the period, there were expectations of a strengthening economy and generally robust investor risk appetite. However, as the reporting period progressed, weakening economic data triggered a flight to quality as investor risk aversion increased. Despite giving back a portion of their previous gains in late May and June, investors who took on additional risk in their portfolios during the reporting period were generally rewarded.

U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, has been less robust than previously realized during most other periods exiting a severe recession. Revised GDP growth was 2.3% during the fourth quarter of 2010 and 3.0% for calendar 2010 as a whole. The Commerce Department then reported that first and second quarter 2011 GDP growth were 0.4% and 1.3%, respectively. This moderation in growth during the first half of the year was due to a variety of factors, including less robust export activity, a decline in government spending and a deceleration in consumer spending given higher oil and food prices.

Turning to the job market, while there was some improvement in the first half of the reporting period, unemployment again moved higher from April through June. After being 9.0% or higher since April 2009, the unemployment rate fell to 8.9% in February and 8.8% in March 2011. The job market then weakened, as unemployment rose to 9.0% in April, 9.1% in May and 9.2% in June. As of the end of the reporting period, approximately 14.1 million Americans looking for work had yet to find a job, and roughly 44% of these individuals have been out of work for more than six months. In June 2011, the Federal Reserve Board (“Fed”)ii projected that unemployment would moderate, but that it would remain elevated and between 7.8% and 8.2% at the end of 2012.

The long-ailing housing market continued to show signs of strain during the reporting period. Looking back, sales increased in the spring of 2010 largely due to the government’s $8,000 tax credit for first-time home buyers. This proved to be only a temporary boost, as sales subsequently weakened after the tax credit expired at the end of April. Existing-home sales did rebound somewhat toward the end of 2010 and in January 2011, as mortgage rates remained relatively low. However, according to the National Association of Realtors (“NAR”), existing-home sales then declined a sharp 8.9% in February. After a 3.5% increase in March, existing-home sales fell 1.8%, 4.0% and 0.8% in April, May and June, respectively. At the end of June, the inventory of unsold homes was a 9.5 month supply at the current sales level, versus a 9.1 month supply in May. Existing-home prices were relatively stagnant versus a year ago, with the NAR reporting that the median existing-home price for all housing types was $184,300 in June 2011, up 0.8% from June 2010.

Even the manufacturing sector, one of the stalwarts of the economy in recent years, softened toward the end of the reporting period. Based on the Institute for Supply Management’s PMIiii, the manufacturing sector grew twenty-three consecutive months since it began expanding in August 2009 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). In January 2011, the manufacturing sector expanded at its fastest pace since May 2004, with a reading of 60.8 versus 58.5 for the previous month. Manufacturing activity remained strong during the next three months and was 60.4 in April. However, it then declined to 53.5 in May, the lowest reading in the past twelve

IV	Western Asset Core Plus Bond Portfolio

Investment commentary (cont’d)

months. This was attributed, in part, to supply disruptions triggered by the March earthquake and tsunami in Japan. Manufacturing activity then moved modestly higher in June to 55.3, although only twelve of the eighteen industries tracked by the Institute for Supply Management expanded during the month.

Financial market overview

While stocks and lower-quality bonds generated solid results during the reporting period, there were several periods of heightened volatility and periodic sell-offs. These were triggered by a variety of factors, including concerns regarding the global economy, geopolitical unrest, the natural disasters in Japan and the ongoing European sovereign debt crisis. During those periods, investors tended to favor the relative safety of U.S. Treasury securities. However, these setbacks proved to be only temporary and risk aversion was generally replaced with solid demand for riskier assets.

The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. In November 2010, prior to the beginning of the reporting period, the Fed announced a second round of quantitative easing (often referred to as “QE2”) to help stimulate the economy, entailing the purchase of $600 billion of long-term U.S. Treasury securities by the end of the second quarter of 2011. Also, as has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between 0 and 1/4 percent.

Despite these efforts, at its meeting in June 2011, the Fed said, “Information received since the Federal Open Market Committee met in April indicates that the economic recovery is continuing at a moderate pace, though somewhat more slowly than the Committee had expected. . . . To promote the ongoing economic recovery and to help ensure that inflation, over time, is at levels consistent with its mandate, the Committee decided today to keep the target range for the federal funds rate at 0 to 1/4 percent. The Committee continues to anticipate that economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate for an extended period.”

In June, the Fed also announced that it would complete QE2 on schedule at the end of June. However, given ongoing strains in the economy, it made no overtures toward reversing any of its accommodative policies and the Fed said it would “maintain its existing policy of reinvesting principal payments from its securities holdings” rather than seeking to reduce the size of its balance sheet.

Fixed income market review

While volatility was elevated at times, the U.S. spread sectors (non-Treasuries) produced positive results during the reporting period. As was the case for much of 2010, the spread sectors generally outperformed equal-durationv Treasuries during the first four months of the reporting period. A combination of positive economic growth, benign core inflation, rising corporate profits and overall robust investor demand supported the spread sectors from January through April 2011. Investor sentiment then began to shift in May, as optimism about the economic expansion waned and investor risk appetite started to be replaced with increased risk aversion. While the U.S. spread sectors generally posted positive results in May, they underperformed equal-duration Treasuries. Risk aversion then increased in June given a host of disappointing economic data and a further escalation of the European sovereign debt crisis. Against this backdrop, the spread sectors generated relatively poor results during most of June as investors fled the spread sectors in favor of Treasury securities.

Western Asset Core Plus Bond Portfolio	V

Both short- and long-term Treasury yields fluctuated during the six months ended June 30, 2011. When the period began, two- and ten-year Treasury yields were 0.61% and 3.30%, respectively. Yields initially moved higher given expectations for stronger growth in 2011 and the potential for rising inflation. On February 14, 2011, two-year Treasury yields peaked at 0.87%, while ten-year Treasuries peaked at 3.75% on February 8, 2011. Treasury yields then declined as investor risk aversion increased given the uprising in Libya and, later, due to the tragic events in Japan. Yields briefly moved higher toward the end of March, but then generally declined from April through June given disappointing economic data and periodic flights to quality. In late June, two- and ten-year Treasury yields bottomed at 0.35% and 2.88%, respectively, and ended the period at 0.45% and 3.18%, respectively. For the six months ended June 30, 2011, the Barclays Capital U.S. Aggregate Indexvi returned 2.72%.

The U.S. high-yield bond market produced strong results during the first five months of the reporting period. High-yield prices moved higher against a backdrop of generally better-than-expected corporate profits and overall strong investor demand. However, the asset class gave back a portion of its gains in June during the flight to quality, with the high-yield market posting its first monthly loss since November 2010. All told, the Barclays Capital U.S. High Yield — 2% Issuer Cap Indexvii returned 4.98% for the six months ended June 30, 2011.

Performance review

For the six months ended June 30, 2011, Class I shares of Western Asset Core Plus Bond Portfolio returned 3.42%. The Fund’s unmanaged benchmark, the Barclays Capital U.S. Aggregate Index, returned 2.72% over the same time frame. The Lipper Intermediate Investment Grade Debt Funds Category Average1 returned 2.76% for the same period.

Performance Snapshot as of June 30, 2011 (unaudited)
6 months
Western Asset Core Plus Bond Portfolio:
Class IS	3.34%
Class I	3.42%
Class FI	3.30%
Barclays Capital U.S. Aggregate Index	2.72%
Lipper Intermediate Investment Grade Debt Funds Category Average	2.76%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fees forgone and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2011 for Class IS, Class I and Class FI shares were 2.90%, 2.88% and 2.63%, respectively. Absent fees forgone and/or expense reimbursements, the 30-Day SEC Yield for Class FI shares would have been 2.54%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 593 funds in the Fund’s Lipper category.

VI	Western Asset Core Plus Bond Portfolio

Investment commentary (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2011, the gross total annual operating expense ratios for Class IS, Class I and Class FI shares were 0.43%, 0.45% and 0.76%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes, deferred organizational expenses and extraordinary expenses, to average net assets is not expected to exceed 0.45% for Class IS shares and 0.70% for Class FI shares. These expense limitation arrangements cannot be terminated prior to April 30, 2012 without the Board of Directors’ consent.

The manager is permitted to recapture amounts forgone or reimbursed to a class within three years after the day on which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the lower of the limit described above or the limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

President

July 29, 2011

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may invest in high-yield bonds, which are rated below investment grade and carry more risk than higher-rated securities. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to currency fluctuations and social, economic and political risk. These risks are magnified in emerging markets. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Western Asset Core Plus Bond Portfolio	VII

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays Capital U.S. High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2011 and December 31, 2010 and does not include derivatives such as futures contracts, written options, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2011 and held for the six months ended June 30, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class IS	3.34%	$1,000.00	$1,033.40	0.43%	$2.17	Class IS	5.00%	$1,000.00	$1,022.66	0.43%	$2.16
Class I	3.42	1,000.00	1,034.20	0.46	2.32	Class I	5.00	1,000.00	1,022.51	0.46	2.31
Class FI	3.30	1,000.00	1,033.00	0.70	3.53	Class FI	5.00	1,000.00	1,021.32	0.70	3.51

[1]	For the six months ended June 30, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fees forgone, and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone, and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fees forgone, and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2011

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset Backed Securities
BAI	— Barclays Capital U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage Backed Securities
Muni	— Municipal
Non-$	— Non-U.S. Dollar
WA Core Plus	— Western Asset Core Plus Bond Portfolio

4	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2011

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset Backed Securities
BAI	— Barclays Capital U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage Backed Securities
Muni	— Municipal
Non-$	— Non-U.S. Dollar
WA Core Plus	—Western Asset Core Plus Bond Portfolio

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2011

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Mortgage-Backed Securities — 31.3%
FHLMC — 1.8%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	5/1/12-11/1/36	2,284,048	$2,494,711
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/13-12/1/38	63,301,353	68,536,976
Federal Home Loan Mortgage Corp. (FHLMC)	7.000%	10/1/16-4/1/32	675,794	783,845
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	7/1/29	157,279	178,234
Federal Home Loan Mortgage Corp. (FHLMC)	4.652%	8/1/35	6,793,255	7,176,192	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.690%	9/1/35	2,740,564	2,880,397	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.083%	9/1/35	808,037	861,372	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.780%	10/1/35	1,810,991	1,904,545	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.483%	12/1/35	2,861,123	3,003,101	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.119%	12/1/35	198,868	211,987	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.716%	2/1/37	15,110	16,060	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.609%	5/1/37	1,862,802	1,977,130	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.765%	5/1/37	141,888	151,179	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.822%	5/1/37	3,059,572	3,243,278	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.876%	5/1/37	35,296	37,394	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.371%	6/1/37	439,482	468,173	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.808%	6/1/37	753,118	797,136	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.882%	7/1/37	15,115,891	16,266,610	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.651%	8/1/37	4,636,664	4,949,145	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.984%	9/1/37	80,592	86,848	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	7/14/41	40,900,000	39,053,120	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/14/41	2,900,000	2,897,280	(b)
Total FHLMC				157,974,713
FNMA — 16.1%
Federal National Mortgage Association (FNMA)	6.500%	5/1/14-4/1/36	5,933,004	6,718,591
Federal National Mortgage Association (FNMA)	5.500%	1/1/17-5/1/40	265,845,071	288,238,782
Federal National Mortgage Association (FNMA)	9.500%	11/1/21	604	682
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-12/1/39	100,492,915	110,591,267
Federal National Mortgage Association (FNMA)	3.500%	7/19/26-7/14/41	11,230,000	11,427,356	(b)
Federal National Mortgage Association (FNMA)	4.000%	7/19/26	9,700,000	10,103,151	(b)
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-7/1/32	2,128,166	2,461,720
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	11,571	13,570
Federal National Mortgage Association (FNMA)	2.640%	5/1/35	2,129,528	2,233,588	(a)
Federal National Mortgage Association (FNMA)	2.980%	6/1/35	5,979,075	6,301,290	(a)
Federal National Mortgage Association (FNMA)	5.336%	6/1/35	1,279,181	1,359,282	(a)
Federal National Mortgage Association (FNMA)	2.844%	8/1/35	822,723	858,682	(a)
Federal National Mortgage Association (FNMA)	2.853%	9/1/35	1,761,532	1,847,637	(a)

See Notes to Financial Statements.

6	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	2.926%	9/1/35	3,954,971	$4,128,772	(a)
Federal National Mortgage Association (FNMA)	2.747%	10/1/35	1,341,471	1,412,319	(a)
Federal National Mortgage Association (FNMA)	2.780%	10/1/35	1,205,620	1,268,578	(a)
Federal National Mortgage Association (FNMA)	2.785%	10/1/35	1,668,790	1,753,682	(a)
Federal National Mortgage Association (FNMA)	3.476%	10/1/35	1,473,698	1,546,454	(a)
Federal National Mortgage Association (FNMA)	2.236%	11/1/35	166,334	171,673	(a)
Federal National Mortgage Association (FNMA)	2.251%	11/1/35	346,738	357,945	(a)
Federal National Mortgage Association (FNMA)	2.267%	11/1/35	141,522	145,918	(a)
Federal National Mortgage Association (FNMA)	2.279%	11/1/35	141,960	146,651	(a)
Federal National Mortgage Association (FNMA)	5.285%	12/1/35	1,811,473	1,939,229	(a)
Federal National Mortgage Association (FNMA)	2.790%	2/1/36	253,563	268,963	(a)
Federal National Mortgage Association (FNMA)	5.536%	2/1/37	8,543,609	9,073,126	(a)
Federal National Mortgage Association (FNMA)	5.670%	8/1/37	496,505	529,147	(a)
Federal National Mortgage Association (FNMA)	5.362%	11/1/37	138,539	148,268	(a)
Federal National Mortgage Association (FNMA)	5.000%	7/1/40	4,904,505	5,247,255
Federal National Mortgage Association (FNMA)	4.500%	1/1/41	109,968,547	113,936,611
Federal National Mortgage Association (FNMA)	5.500%	7/1/41	185,600,000	200,636,501	(c)
Federal National Mortgage Association (FNMA)	4.500%	7/14/41	233,800,000	241,873,348	(b)
Federal National Mortgage Association (FNMA)	5.000%	7/14/41	187,900,000	199,643,750	(b)
Federal National Mortgage Association (FNMA)	5.500%	7/14/41	75,700,000	81,850,625	(b)
Federal National Mortgage Association (FNMA)	6.000%	7/14/41	29,700,000	32,623,609	(b)
Federal National Mortgage Association (FNMA)	6.500%	7/14/41	23,800,000	26,946,074	(b)
Federal National Mortgage Assoviation (FNMA)	6.500%	7/1/37	32,672,076	37,033,897
Total FNMA				1,404,837,993
GNMA — 13.4%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	148,557	173,626
Government National Mortgage Association (GNMA)	7.000%	8/15/23-7/15/31	405,328	472,146
Government National Mortgage Association (GNMA)	6.500%	4/15/28-3/15/39	30,451,097	34,902,015
Government National Mortgage Association (GNMA)	6.000%	1/15/29-11/15/35	35,117,406	39,294,795
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	22,606	24,293
Government National Mortgage Association (GNMA)	0.585%	8/20/31	1,516	1,516	(a)
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/35	9,748,134	10,789,986

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	7

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
GNMA — continued
Government National Mortgage Association (GNMA)	5.000%	4/20/35-11/20/40	50,774,589	$55,243,896
Government National Mortgage Association (GNMA)	4.500%	3/15/40-4/20/41	197,103,472	207,892,063
Government National Mortgage Association (GNMA)	4.000%	7/20/41	10,200,000	10,389,659	(b)
Government National Mortgage Association (GNMA)	4.500%	7/20/41	544,200,000	573,674,245	(b)
Government National Mortgage Association (GNMA)	5.000%	7/20/41	195,800,000	212,351,170	(b)
Government National Mortgage Association (GNMA)	5.500%	7/20/41	8,500,000	9,342,027	(b)
Government National Mortgage Association (GNMA)	6.000%	7/20/41	11,100,000	12,302,654	(b)
Total GNMA				1,166,854,091
Total Mortgage-Backed Securities (Cost — $2,713,905,943)				2,729,666,797
Asset-Backed Securities — 4.1%
ACE Securities Corp., 2006-GP1 A	0.316%	2/25/31	237,688	189,915	(a)
ACE Securities Corp., 2006-SL3 A1	0.286%	6/25/36	841,553	195,373	(a)
AESOP Funding II LLC, 2010-3A A	4.640%	5/20/16	3,630,000	3,905,336	(d)
AESOP Funding II LLC, 2010-5A A	3.150%	3/20/17	7,310,000	7,389,018	(d)
AFC Home Equity Loan Trust, 2002-2 2A	0.486%	6/25/30	340,371	192,103	(a)
Ameriquest Mortgage Securities Inc., 2003-1 M1	1.536%	2/25/33	1,347,117	1,052,369	(a)
Asset-Backed Securities Corp., Home Equity Loan Trust, 2001-HE3 A1	0.727%	11/15/31	190,009	163,320	(a)
Bear Stearns Asset Backed Securities Trust, 2005-CL1 A1	0.686%	9/25/34	6,281,790	4,882,057	(a)
Bear Stearns Asset-Backed Securities Trust, 2006-1 A	0.466%	2/25/36	896,330	854,467	(a)
Bear Stearns Second Lien Trust, 2007-SV1A A1	0.406%	12/25/36	2,133,286	2,020,126	(a)(d)
Brazos Higher Education Authority Inc., 2011-1 A3	1.307%	11/25/33	11,050,000	10,315,863	(a)
Brazos Student Loan Finance Corp., 2009-1 AS	2.774%	12/27/39	6,700,000	6,911,752	(a)
CDC Mortgage Capital Trust, 2002-HE1 A	0.806%	1/25/33	323,802	244,107	(a)
Chase Issuance Trust, 2007-A17 A	5.120%	10/15/14	100,000	105,872
Chase Issuance Trust, 2009-A2 A2	1.737%	4/15/14	160,000	161,925	(a)
Citigroup Mortgage Loan Trust Inc., 2004-RES1 M1	1.161%	11/25/34	7,463,421	6,070,321	(a)
Contimortgage Home Equity Trust, 1997-4 B1F	7.330%	10/15/28	739,775	758,964
Countrywide Asset-Backed Certificates, 2002-BC1	0.846%	4/25/32	106,496	60,178	(a)

See Notes to Financial Statements.

8	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Countrywide Asset-Backed Certificates, 2003-1	0.866%	6/25/33	244,067	$173,453	(a)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	0.806%	9/25/33	608,165	514,290	(a)
Countrywide Asset-Backed Certificates, 2004-15	4.614%	12/25/32	3,216,166	3,159,716	(a)
Countrywide Asset-Backed Certificates, 2006-SD4 A1	0.526%	12/25/36	183,933	81,762	(a)(d)
Countrywide Home Equity Loan Trust, 2002-F A	0.537%	11/15/28	151,540	143,499	(a)
Countrywide Home Equity Loan Trust, 2004-I A	0.477%	2/15/34	279,991	208,044	(a)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.327%	7/15/36	242,293	155,833	(a)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.369%	11/15/36	1,644,220	1,263,922	(a)
Credit-Based Asset Servicing and Securitization LLC, 2006-MH1 AF2	5.650%	10/25/36	173,117	173,945	(d)
Education Funding Capital Trust, 2004-1 A4	1.690%	6/15/43	4,600,000	4,324,000	(a)(c)
EMC Mortgage Loan Trust, 2002-B A1	0.836%	2/25/41	342,983	283,428	(a)(d)
Fairbanks Capital Mortgage Loan Trust, 1999-1 A	1.386%	5/25/28	540,794	483,571	(a)(d)
First Franklin Mortgage Loan Asset-Backed Certificates, 2004-FF3 M1	1.011%	5/25/34	12,656,877	10,690,327	(a)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN	0.426%	10/25/34	35,100,128	25,784,554	(a)(c)
Green Tree Financial Corp., 1992-2 B	9.150%	1/15/18	50,782	24,597
Green Tree Financial Corp., 1993-2	8.000%	7/15/18	177,657	179,533
Green Tree Financial Corp., 1996-5 B1	8.100%	7/15/27	1,155,340	111,604	(a)
Green Tree Home Improvement Loan Trust, 1996-A	7.400%	2/15/26	97,878	64,762
Greenpoint Manufactured Housing, 1999-2 A2	3.109%	3/18/29	7,975,000	6,659,125	(a)
Greenpoint Manufactured Housing, 1999-3 2A2	3.696%	6/19/29	4,025,000	3,360,875	(a)
Greenpoint Manufactured Housing, 1999-4 A2	3.695%	2/20/30	4,050,000	3,381,750	(a)
Greenpoint Manufactured Housing, 2000-4 A3	2.253%	8/21/31	31,975,000	26,859,000	(a)
Greenpoint Manufactured Housing, 2000-6 A3	2.195%	11/22/31	6,300,000	5,208,008	(a)
Greenpoint Manufactured Housing, 2000-7 A2	3.686%	11/17/31	13,800,000	11,661,000	(a)
Greenpoint Manufactured Housing, 2001-2 IA2	3.690%	2/20/32	6,425,000	5,219,995	(a)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.689%	3/13/32	8,925,000	7,019,714	(a)
Greenpoint Mortgage Funding Trust, 2005-HE1	0.586%	9/25/34	1,960,751	1,736,335	(a)
GSAA Home Equity Trust, 2005-6 A3	0.556%	6/25/35	5,000,000	3,841,420	(a)
GSAA Home Equity Trust, 2007-6 A4	0.486%	5/25/47	24,440,000	15,503,196	(a)
GSAMP Trust, 2006-S4 A1	0.276%	5/25/36	139,331	14,260	(a)
Hertz Vehicle Financing LLC, 2009-2A A2	5.290%	3/25/16	11,800,000	12,939,705	(d)
Honda Auto Receivables Owner Trust, 2009-2 A3	2.790%	1/15/13	35,031	35,288
Indymac Home Equity Loan Asset-Backed Trust, 2001-A	0.446%	3/25/31	65,700	44,842	(a)
Indymac Seconds Asset Backed Trust, 2006-A A	0.316%	6/25/36	496,605	52,188	(a)
Keycorp Student Loan Trust, 2003-A 1A2	0.534%	10/25/32	3,643,211	3,402,103	(a)
Lehman XS Trust, 2005-5N 1A1	0.486%	11/25/35	12,259,360	8,833,727	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	9

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Lehman XS Trust, 2005-5N 3A1A	0.486%	11/25/35	3,525,679	$2,609,686	(a)
Lehman XS Trust, 2006-4N A2A	0.406%	4/25/46	4,877,408	2,753,765	(a)
Long Beach Mortgage Loan Trust, 2006-8 2A4	0.426%	9/25/36	6,763,734	2,241,001	(a)
Long Beach Mortgage Loan Trust, 2006-9 2A3	0.346%	10/25/36	5,701,951	1,826,848	(a)
Merrill Lynch Mortgage Investors Inc., 2005-SD1 A2	5.666%	5/25/46	440,075	438,266	(a)
Merrill Lynch Mortgage Investors Trust, 2007-SD1 A1	0.636%	2/25/47	18,784,045	9,173,076	(a)
Morgan Stanley ABS Capital I, 2003-HE3 M1	1.206%	10/25/33	1,274,376	1,015,656	(a)
Morgan Stanley Mortgage Loan Trust, 2006-4SL A1	0.336%	3/25/36	240,915	57,944	(a)
MSCC HELOC Trust, 2005-1 A	0.376%	7/25/17	1,236,142	1,097,285	(a)
Nissan Auto Receivables Owner Trust, 2009-A A3	3.200%	2/15/13	22,906	23,101
Northstar Education Finance Inc., 2007-1 A6	1.113%	1/29/46	16,150,000	13,243,000	(a)(c)
Option One Mortgage Loan Trust, 2002-6 A2	0.986%	11/25/32	1,311,476	1,051,034	(a)
Option One Mortgage Loan Trust, 2003-1 A2	1.026%	2/25/33	10,016	7,806	(a)
Origen Manufactured Housing, 2006-A A2	3.697%	10/15/37	32,000,000	21,440,000	(a)
Origen Manufactured Housing Contract Trust, 2005-B	5.990%	1/15/37	1,500,000	1,532,991
Origen Manufactured Housing Contract Trust, 2005-B	6.480%	1/15/37	2,007,114	2,063,022
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2	1.986%	7/25/35	3,020,698	2,404,681	(a)
Pegasus Aviation Lease Securitization, 2000-1 A2	8.370%	3/25/30	4,475,000	2,058,500	(d)
Provident Bank Home Equity Loan Trust, 2002-2 A2	0.726%	8/25/31	184,127	95,021	(a)
RAAC, 2007-RP2 M1	0.836%	2/25/46	600,000	53,713	(a)(d)
RAAC Series, 2006-RP2 A	0.436%	2/25/37	248,585	182,635	(a)(d)
RAAC Series, 2006-RP3 A	0.456%	5/25/36	27,865	17,722	(a)(d)
RAAC Series, 2006-RP4 A	0.476%	1/25/46	17,818,969	13,440,830	(a)(d)
RAAC Series, 2007-SP3 A1	1.386%	9/25/47	540,906	441,919	(a)
Renaissance Home Equity Loan Trust, 2003-4 A3	0.806%	3/25/34	12,776,587	11,317,143	(a)
Renaissance Home Equity Loan Trust, 2005-1	0.516%	5/25/35	1,938,361	1,573,945	(a)
Residential Asset Mortgage Products Inc., 2003-RS4 AIIB	0.846%	5/25/33	561,152	357,387	(a)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.311%	8/25/33	3,787,650	2,893,178	(a)
Residential Funding Mortgage Securities II, 2003-HS3	0.476%	8/25/33	92,963	72,248	(a)
Residential Funding Securities Corp., 2002-RP2 A1	1.686%	10/25/32	4,328,206	2,402,155	(a)(c)(d)
SACO I Trust, 2006-3 A3	0.646%	4/25/36	1,745,308	639,193	(a)
SACO I Trust, 2006-5 1A	0.486%	4/25/36	154,396	54,316	(a)
SACO I Trust, 2006-6 A	0.446%	6/25/36	224,012	77,250	(a)
Saxon Asset Securities Trust, 2002-3 M1	1.311%	12/25/32	3,213,700	2,678,243	(a)
Saxon Asset Securities Trust, 2003-3 M1	0.836%	12/25/33	10,591,436	8,667,470	(a)
SLM Student Loan Trust, 2003-11 A6	0.537%	12/15/25	4,900,000	4,630,500	(a)(d)
SLM Student Loan Trust, 2006-5 A5	0.384%	1/25/27	14,430,000	13,675,799	(a)

See Notes to Financial Statements.

10	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Southern Pacific Secured Assets Corp., 1998-2 A1	0.526%	7/25/29	13,004	$7,760	(a)
Structured Asset Securities Corp., 2005-SC1 1A2	8.463%	5/25/31	525,811	404,590	(a)(d)
Structured Asset Securities Corp., 2006-ARS1 A1	0.296%	2/25/36	673,783	31,951	(a)(d)
Terwin Mortgage Trust, 2006-10SLC A1	2.077%	10/25/37	23,166,414	7,807,962	(a)(d)
Truman Capital Mortgage Loan Trust, 2006-1 A	0.446%	3/25/36	15,688,821	11,434,170	(a)(d)
UCFC Home Equity Loan, 1998-C	5.935%	1/15/30	1,985	1,877
Vanderbilt Mortgage Finance, 1997-B 1B2	8.155%	10/7/26	154,986	141,463
Vanderbilt Mortgage Finance, 1997-C 1B2	7.830%	8/7/27	319,992	307,862	(a)
Vanderbilt Mortgage Finance, 1999-D IIB4	3.440%	1/7/30	4,092,629	3,342,526	(a)
Total Asset-Backed Securities (Cost — $407,626,750)				360,854,927
Collateralized Mortgage Obligations — 15.6%
American Home Mortgage Assets, 2006-3 3A12	0.376%	10/25/46	13,468,659	7,347,113	(a)
American Home Mortgage Investment Trust, 2005-4 1A1	0.476%	11/25/45	11,036,343	6,978,898	(a)
Banc of America Commercial Mortgage Inc., 2005-5 A4	5.115%	10/10/45	2,190,000	2,377,198	(a)
Banc of America Commercial Mortgage Inc., 2007-5 A3	5.620%	2/10/51	2,430,000	2,577,920
Banc of America Funding Corp., 2003-1 A1	6.000%	5/20/33	128,018	135,003
Banc of America Funding Corp., 2005-F 2A1	3.054%	9/20/35	15,071,081	8,526,388	(a)
Bayview Commercial Asset Trust, 2006-2A A1	0.416%	7/25/36	1,311,974	1,043,249	(a)(d)
Bayview Commercial Asset Trust, 2006-SP1 A1	0.456%	4/25/36	811,605	776,420	(a)(d)
Bear Stearns ARM Trust, 2005-12 11A1	3.089%	2/25/36	466,401	334,681	(a)
Bear Stearns Commercial Mortgage Securities, 2007-PW17 A3	5.736%	6/11/50	6,250,000	6,664,102
Chevy Chase Mortgage Funding Corp., 2005-4A A1	0.386%	10/25/36	1,216,425	771,557	(a)(d)
Citigroup Mortgage Loan Trust Inc., 2005-05	2.008%	8/25/35	162,223	91,808	(a)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	2.995%	12/25/35	264,679	139,233	(a)
Citigroup Mortgage Loan Trust Inc., 2005-HE2 A	0.586%	5/25/35	4,117,790	3,892,642	(a)(d)
Citigroup Mortgage Loan Trust Inc., 2006-AR9 1A3	0.426%	11/25/36	37,346,000	21,021,802	(a)
Citigroup Mortgage Loan Trust Inc., 2006-AR9 1A4	0.426%	11/25/36	12,941,431	6,507,353	(a)
Countrywide Alternative Loan Trust, 2003-20CB 1A1	5.500%	10/25/33	15,323,154	15,828,481
Countrywide Alternative Loan Trust, 2004-33 2A1	3.176%	12/25/34	33,729	26,763	(a)
Countrywide Alternative Loan Trust, 2005-38 A3	0.536%	9/25/35	13,422,352	8,555,810	(a)
Countrywide Alternative Loan Trust, 2005-44 1A1	0.516%	10/25/35	16,987,271	10,178,280	(a)
Countrywide Alternative Loan Trust, 2005-44 2A1	0.496%	10/25/35	8,322,833	4,933,151	(a)
Countrywide Alternative Loan Trust, 2005-56 3A1	0.476%	11/25/35	10,411,979	5,404,754	(a)
Countrywide Alternative Loan Trust, 2005-72 A1	0.456%	1/25/36	3,471,474	2,163,822	(a)
Countrywide Alternative Loan Trust, 2006-0A1 2A1	0.396%	3/20/46	134,678	76,305	(a)
Countrywide Alternative Loan Trust, 2006-0A10 4A1	0.376%	8/25/46	567,614	316,429	(a)
Countrywide Alternative Loan Trust, 2006-0A2 A1	0.396%	5/20/46	12,608,491	6,713,958	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	11

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Countrywide Alternative Loan Trust, 2006-OA02 A5	0.416%	5/20/46	6,437,009	$2,839,358	(a)
Countrywide Alternative Loan Trust, 2006-OA18 A2	0.426%	12/25/36	242,981	82,672	(a)
Countrywide Alternative Loan Trust, 2006-OA9 2A1B	0.386%	7/20/46	635,437	268,480	(a)
Countrywide Alternative Loan Trust, 2006-OC2 2A3	0.476%	2/25/36	9,901,196	2,671,570	(a)
Countrywide Home Loan Mortgage Pass Through Trust, 2006-HYB1 2A1	2.691%	3/20/36	174,867	114,331	(a)
Countrywide Home Loans, 2005-R3 AF	0.586%	9/25/35	5,167,822	4,611,252	(a)(d)
Countrywide Home Loans, 2006-OA5 1A1	0.386%	4/25/46	3,933,171	2,289,809	(a)
Countrywide Home Loans Pass-Through Certificates, 2006-HYB3 2A1A	2.770%	5/20/36	676,386	462,715	(a)
Credit Suisse Mortgage Capital Certificates, 2006-C1 A4	5.609%	2/15/39	11,030,000	12,014,619	(a)
Credit Suisse Mortgage Capital Certificates, 2007-C4 A3	5.995%	9/15/39	8,600,000	9,052,019	(a)
Credit Suisse Mortgage Capital Certificates, 2007-C5 A3	5.694%	9/15/40	2,740,000	2,852,199	(a)
CS First Boston Mortgage Securities Corp., 2005-C5 A4	5.100%	8/15/38	3,875,000	4,209,633	(a)
Downey Savings & Loan Association Mortgage Loan Trust, 2006-AR1 1A1A	1.198%	3/19/46	1,616,053	866,119	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3111 HZ	6.000%	2/15/36	8,460,083	8,482,968
Federal Home Loan Mortgage Corp. (FHLMC), 3641 Z	5.500%	2/15/36	34,272,004	36,978,619
Federal Home Loan Mortgage Corp. (FHLMC), 3688 PB	4.500%	8/15/32	21,121,000	21,391,623
Federal Home Loan Mortgage Corp. (FHLMC), 3738 BP	4.000%	12/15/38	31,700,000	31,528,820
Federal Home Loan Mortgage Corp. (FHLMC), 3754 MB	4.000%	1/15/39	12,600,000	12,532,688
Federal Home Loan Mortgage Corp. (FHLMC), 3768 MB	4.000%	12/15/39	27,950,934	27,514,737
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	26,137,990	28,557,093
Federal Home Loan Mortgage Corp. (FHLMC), 3871 JB	5.500%	6/15/41	18,000,000	19,519,441	(c)
Federal Home Loan Mortgage Corp. (FHLMC), K007 X1, IO	1.413%	4/25/20	61,891,883	4,627,538	(a)
Federal Home Loan Mortgage Corp. (FHLMC), K007 X1, IO	1.685%	8/25/20	35,021,847	3,170,787	(a)
Federal Home Loan Mortgage Corp. (FHLMC), K008 X1, IO	1.842%	6/25/20	75,880,246	7,592,691	(a)
Federal National Mortgage Association (FNMA), 2010-118 YB, IO	6.314%	10/25/40	19,736,044	3,092,224	(a)
Federal National Mortgage Association (FNMA), 2010-123 PM	4.000%	7/25/40	19,331,985	18,612,323
Federal National Mortgage Association (FNMA), 2010-134 DJ	2.250%	3/25/39	23,523,176	23,194,344
Federal National Mortgage Association (FNMA), 2010-75 PU	4.500%	4/25/39	25,865,000	26,745,046
Federal National Mortgage Association (FNMA), 2011-63 SW, IO	6.482%	7/25/41	23,600,000	3,776,000	(a)(c)
Federal National Mortgage Association (FNMA), 407 22, IO	5.000%	1/25/39	7,509,312	1,385,552
Federal National Mortgage Association (FNMA), 407 23, IO	5.000%	1/25/39	3,730,171	702,306	(a)
Federal National Mortgage Association (FNMA), 407 27, IO	5.500%	1/25/39	3,055,347	549,462	(a)

See Notes to Financial Statements.

12	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 407 34, IO	5.000%	1/25/38	2,856,963	$622,521
Federal National Mortgage Association (FNMA), 407 C10, IO	5.000%	1/25/38	11,197,911	2,373,993
FFCA Secured Lending Corp., 1999-1A, IO	0.860%	9/18/25	15,579	89	(a)(d)(e)
FHLMC Multi-Family Structured Pass-Through Certificates, K006 AX1, IO	1.230%	1/25/20	32,092,495	2,112,947	(a)
FHLMC Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.415%	6/25/46	42,160,000	3,802,832	(a)
First Horizon Alternative Mortgage Securities, 2006-FA8 1A8	0.556%	2/25/37	522,714	294,795	(a)
GE Capital Commercial Mortgage Corp., 2007-C1 A4	5.543%	12/10/49	11,000,000	11,740,969
GMAC Mortgage Corp. Loan Trust, 2005-AR6 2A1	3.364%	11/19/35	222,865	178,579	(a)
Government National Mortgage Association (GNMA), 2005-13 SD, IO	6.614%	2/20/35	6,230,924	1,075,637	(a)
Government National Mortgage Association (GNMA), 2005-81 SD, IO, PAC	6.114%	12/20/34	11,530,144	1,550,728	(a)
Government National Mortgage Association (GNMA), 2005-82 NS, IO	6.114%	7/20/34	7,119,661	1,114,967	(a)
Government National Mortgage Association (GNMA), 2006-47 SA, IO	6.615%	8/16/36	13,194,217	2,438,491	(a)
Government National Mortgage Association (GNMA), 2008-60 SH, IO	5.965%	7/16/38	6,419,062	847,111	(a)
Government National Mortgage Association (GNMA), 2009-10 ST, IO	6.265%	3/16/34	7,067,528	920,751	(a)
Government National Mortgage Association (GNMA), 2009-35 SP, IO, PAC	6.215%	5/16/37	16,755,537	2,402,374	(a)
Government National Mortgage Association (GNMA), 2009-61 SA, IO	6.514%	8/20/39	23,954,498	3,994,343	(a)
Government National Mortgage Association (GNMA), 2009-61 WQ, IO	6.065%	11/16/35	13,301,979	2,035,628	(a)
Government National Mortgage Association (GNMA), 2009-68 SL, IO	6.565%	4/16/39	4,643,886	731,927	(a)
Government National Mortgage Association (GNMA), 2009-87 KI, IO	6.114%	9/20/35	7,843,091	1,056,548	(a)
Government National Mortgage Association (GNMA), 2009-87 SI, IO	6.564%	2/20/35	8,818,957	1,455,046	(a)
Government National Mortgage Association (GNMA), 2009-87 TS, IO	5.914%	7/20/35	16,767,739	2,523,815	(a)
Government National Mortgage Association (GNMA), 2010-101 NI, IO	5.000%	11/20/36	19,835,308	3,195,760
Government National Mortgage Association (GNMA), 2010-113 SM, IO	5.864%	9/20/40	11,298,961	1,773,474	(a)
Government National Mortgage Association (GNMA), 2010-116 JS, IO	5.864%	12/20/39	10,539,499	1,821,121	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	13

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	30,000,000	$32,002,785
Government National Mortgage Association (GNMA), 2010-117 PS, IO	5.814%	10/20/39	33,302,641	5,735,081	(a)
Government National Mortgage Association (GNMA), 2010-118, IO	1.852%	4/16/53	30,172,145	2,528,592	(a)
Government National Mortgage Association (GNMA), 2010-120 SG	5.214%	9/20/40	7,720,657	1,164,666	(a)
Government National Mortgage Association (GNMA), 2010-14 SA, IO	7.814%	12/20/32	8,305,904	1,321,751	(a)
Government National Mortgage Association (GNMA), 2010-14 SC, IO	4.609%	8/20/35	15,547,919	2,053,583	(a)
Government National Mortgage Association (GNMA), 2010-14 SH, IO	5.815%	2/16/40	8,777,690	1,425,007	(a)
Government National Mortgage Association (GNMA), 2010-14 SX, IO	6.265%	2/16/40	16,100,863	2,679,145	(a)
Government National Mortgage Association (GNMA), 2010-146 GS, IO	5.914%	6/20/39	15,606,171	2,805,796	(a)
Government National Mortgage Association (GNMA), 2010-151 SA, IO	5.864%	11/20/40	2,624,494	483,938	(a)
Government National Mortgage Association (GNMA), 2010-160 SW, IO	6.364%	10/20/38	12,768,747	2,281,641	(a)
Government National Mortgage Association (GNMA), 2010-167 US, IO	6.444%	11/20/38	5,831,744	1,088,274	(a)
Government National Mortgage Association (GNMA), 2010-3 MS, IO	6.364%	11/20/38	2,369,834	429,032	(a)
Government National Mortgage Association (GNMA), 2010-31 GS, IO	6.314%	3/20/39	7,250,007	1,307,843	(a)
Government National Mortgage Association (GNMA), 2010-39 SP, IO	6.364%	11/20/38	2,705,203	479,586	(a)
Government National Mortgage Association (GNMA), 2010-42 PC	5.000%	7/20/39	7,100,000	7,591,543
Government National Mortgage Association (GNMA), 2010-47 VS, IO	6.065%	11/16/37	13,087,444	1,838,184	(a)
Government National Mortgage Association (GNMA), 2010-47 XN, IO	6.365%	4/16/34	13,890,028	1,315,598	(a)
Government National Mortgage Association (GNMA), 2010-59 PB	4.500%	7/20/39	14,600,000	15,227,409
Government National Mortgage Association (GNMA), 2010-73 TZ	4.500%	2/20/40	12,551,278	11,678,640
Government National Mortgage Association (GNMA), 2010-85 HS, IO	6.464%	1/20/40	1,548,689	284,006	(a)
Government National Mortgage Association (GNMA), 2010-86 PB	4.500%	10/20/39	40,000,000	41,951,988

See Notes to Financial Statements.

14	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2010-87 SK, IO	6.315%	7/16/40	24,298,236	$4,065,126	(a)
Government National Mortgage Association (GNMA), 2010-91 SI, IO	6.384%	7/20/40	1,295,822	253,747	(a)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.610%	12/20/60	16,193,526	16,029,971	(a)
Government National Mortgage Association (GNMA), 2011-32 S, IO	5.815%	3/16/41	4,099,952	728,487	(a)
Government National Mortgage Association (GNMA), 2011-4 PS, IO	5.994%	9/20/40	9,988,333	1,693,075	(a)
Government National Mortgage Association (GNMA), 2011-40 SA, IO	5.945%	2/16/36	24,082,309	4,127,385	(a)
Government National Mortgage Association (GNMA), 2011-70 BS, IO	6.515%	12/16/36	16,124,406	3,193,826	(a)
Government National Mortgage Association (GNMA), 2011-81 SA, IO	5.205%	6/20/41	15,700,000	2,411,422	(a)(c)
Government National Mortgage Association (GNMA), 2011-H08 FG	0.690%	3/20/61	11,825,033	11,771,466	(a)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.710%	3/20/61	11,155,954	11,121,091	(a)(c)
Greenpoint Mortgage Funding Trust, 2005-AR5 2A2	0.456%	11/25/46	3,082,771	1,458,459	(a)
Greenpoint Mortgage Funding Trust, 2006-AR3 3A1	0.416%	4/25/36	3,955,013	1,615,611	(a)
Greenpoint Mortgage Funding Trust, 2007-AR2 1A1	0.316%	4/25/47	22,274,486	18,886,403	(a)
Greenwich Capital Commercial Funding Corp., 2006-GG7	5.881%	7/10/38	8,155,000	9,054,015	(a)
Greenwich Capital Commercial Funding Corp., 2007-GG11 A4	5.736%	12/10/49	5,000,000	5,365,250
GS Mortgage Securities Corp. II, 2005-GG4 AABA	4.680%	7/10/39	13,686,340	14,224,125
GS Mortgage Securities Trust, 2007-GG10 A4	5.992%	8/10/45	9,300,000	9,984,483	(a)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.536%	3/25/35	15,140,508	12,859,121	(a)(d)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.536%	9/25/35	23,749,145	19,980,820	(a)(d)
GSR Mortgage Loan Trust, 2005-AR7 1A1	3.208%	11/25/35	2,122,648	1,503,714	(a)
Harborview Mortgage Loan Trust, 2005-3	0.426%	6/19/35	13,158,928	8,627,099	(a)
Harborview Mortgage Loan Trust, 2005-7 1A1	3.302%	6/19/45	4,983,676	2,743,254	(a)
Harborview Mortgage Loan Trust, 2006-02	2.822%	2/25/36	3,262,957	1,970,314	(a)
Harborview Mortgage Loan Trust, 2006-07 2A1A	0.386%	9/19/46	2,676,242	1,639,771	(a)
Harborview Mortgage Loan Trust, 2006-13 A	0.366%	11/19/46	613,911	322,491	(a)
Impac CMB Trust, 2003-4 1A1	0.826%	10/25/33	75,473	61,703	(a)
IMPAC CMB Trust, 2007-A A	0.436%	5/25/37	16,493,403	13,644,893	(a)
IMPAC Secured Assets Corp., 2006-1 1A2B	0.386%	5/25/36	117,441	50,828	(a)
Impac Secured Assets Corp., 2006-2 2A1	0.536%	8/25/36	3,518,957	3,131,372	(a)
Indymac Inda Mortgage Loan Trust, 2007-AR7 1A1	5.837%	11/25/37	8,753,905	7,040,170	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	15

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Indymac Index Mortgage Loan Trust, 2004-AR2 2A1	0.806%	6/25/34	27,048	$20,748	(a)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.694%	3/25/35	231,216	185,000	(a)
Indymac Index Mortgage Loan Trust, 2006-AR15 A1	0.306%	7/25/36	194,920	95,860	(a)
Indymac Index Mortgage Loan Trust, 2006-AR6 2A1A	0.386%	6/25/47	481,923	260,498	(a)
Indymac INDX Mortgage Loan Trust, 2004-AR15	2.655%	2/25/35	318,893	246,611	(a)
Indymac INDX Mortgage Loan Trust, 2005-AR09 1A1	2.684%	7/25/35	107,520	66,237	(a)
Indymac INDX Mortgage Loan Trust, 2005-AR13	2.615%	8/25/35	514,211	295,481	(a)
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP8 A4	5.399%	5/15/45	310,000	335,022
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP9 A3	5.336%	5/15/47	19,329,000	20,580,868
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP9 HS	5.927%	5/15/47	5,000,000	350,000	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Corp., 2011-C4 XA, IO	1.636%	7/15/46	136,500,000	11,436,311	(a)(d)
La Hipotecaria SA, 2007-1GA A	5.500%	12/23/36	280,027	277,752	(a)(d)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, STRIPS	0.979%	6/15/36	2,945,074	880	(a)(d)(e)
LB-UBS Commercial Mortgage Trust, 2005-C3 A5	4.739%	7/15/30	3,000,000	3,211,188
LB-UBS Commercial Mortgage Trust, 2005-C3 AAB	4.664%	7/15/30	2,954,617	3,080,312
LB-UBS Commercial Mortgage Trust, 2005-C5 A4	4.954%	9/15/30	1,570,000	1,696,437
LB-UBS Commercial Mortgage Trust, 2007-C6 A4	5.858%	7/15/40	3,005,000	3,260,262	(a)
Luminent Mortgage Trust, 2006-4 A1A	0.376%	5/25/46	418,156	228,317	(a)
Luminent Mortgage Trust, 2006-7 2A1	0.356%	12/25/36	3,879,873	2,396,392	(a)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.523%	12/25/34	24,935	19,615	(a)
MASTR Adjustable Rate Mortgages Trust, 2005-1 7A1	2.637%	2/25/35	438,763	353,340	(a)
MASTR Adjustable Rate Mortgages Trust, 2006-2 3A1	2.952%	1/25/36	1,644,885	1,327,892	(a)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1	0.396%	4/25/46	415,264	232,147	(a)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1	0.386%	5/25/47	722,196	379,369	(a)
MASTR ARM Trust, 2004-4 3A1	2.311%	5/25/34	1,084,357	974,354	(a)
MASTR ARM Trust, 2007-R5 A1	2.694%	11/25/35	5,968,419	3,369,161	(a)(d)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	3,706,842	3,580,235	(d)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	5,249,539	5,370,415	(d)
MASTR Reperforming Loan Trust, 2005-2 1A1F	0.536%	5/25/35	4,433,998	3,628,243	(a)(d)
Merrill Lynch Mortgage Investors Inc., 2005-A2 A4	2.622%	2/25/35	85,760	82,589	(a)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	2.835%	3/25/36	27,952,847	16,581,629	(a)
Merrill Lynch Mortgage Trust, 2005-CK1 A6	5.392%	11/12/37	15,560,000	17,020,224	(a)
Merrill Lynch Mortgage Trust, 2005-MCP1	4.747%	6/12/43	6,000,000	6,392,394	(a)
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-5 A4	5.378%	8/12/48	3,454,000	3,646,572

See Notes to Financial Statements.

16	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-6 A4	5.485%	3/12/51	17,800,000	$18,905,780	(a)
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-8 A3	6.164%	8/12/49	7,605,000	8,325,812	(a)
MLCC Mortgage Investors Inc., 2003-B A1	0.526%	4/25/28	2,100,205	1,897,212	(a)
MLCC Mortgage Investors Inc., 2006-1 1A	1.991%	2/25/36	567,921	458,841	(a)
Morgan Stanley Capital I, 2005-HQ6 A4A	4.989%	8/13/42	10,000,000	10,822,030
Morgan Stanley Capital I, 2007-HQ11 A31	5.439%	2/12/44	3,995,000	4,194,589
Morgan Stanley Capital I, 2007-IQ14 A4	5.692%	4/15/49	13,000,000	13,949,485	(a)
Morgan Stanley Capital I, 2007-IQ15 A4	6.034%	6/11/49	1,900,000	2,077,321	(a)
Morgan Stanley Mortgage Loan Trust, 2004-10AR 4A	5.392%	11/25/34	3,129,598	2,961,376	(a)
Morgan Stanley Mortgage Loan Trust, 2004-8AR 4A1	2.654%	10/25/34	7,886	7,320	(a)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	2.502%	7/25/35	5,491,632	4,023,658	(a)
Morgan Stanley Mortgage Loan Trust, 2006-6AR 3A1	5.419%	5/25/36	7,907,593	4,290,399	(a)
NCUA Guaranteed Notes, 2010-C1 A2	2.900%	10/29/20	1,080,000	1,077,982
Prime Mortgage Trust, 2005-2 2A1	7.091%	10/25/32	718,688	710,347	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	58,789,592	51,617,027	(d)
RBSGC Mortgage Pass-Through Certificates, 2007-B 1A4	0.636%	1/25/37	32,302,082	18,570,370	(a)
Residential Accredit Loans Inc., 2005-Q03 A1	0.586%	10/25/45	1,848,153	1,052,449	(a)
Residential Accredit Loans Inc., 2007-QO4 A1A	0.376%	5/25/47	10,327,013	6,256,105	(a)
Residential Accredit Loans Inc., 2007-QS4 3A9	6.000%	3/25/37	8,153,867	5,359,602
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	162,077	173,508
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	1,434,377	1,444,019
Residential Asset Mortgage Products Inc., 2005-SL2 A4	7.500%	2/25/32	7,340,137	7,561,060
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	961,212	970,630
Structured ARM Loan Trust, 2004-16 5A2	5.070%	11/25/34	22,734,909	22,268,957	(a)
Structured ARM Loan Trust, 2005-19XS 2A1	0.486%	10/25/35	278,887	213,561	(a)
Structured Asset Mortgage Investments Inc., 2003-AR1 A1	0.926%	10/19/33	554,440	468,354	(a)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.396%	4/25/36	4,194,062	2,559,410	(a)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	0.366%	7/25/46	377,534	221,165	(a)
Structured Asset Mortgage Investments Inc., 2006-AR7 A1A	0.396%	8/25/36	13,641,174	8,387,099	(a)
Thornburg Mortgage Securities Trust, 2004-03 A	0.926%	9/25/44	961,010	894,991	(a)
Thornburg Mortgage Securities Trust, 2004-1	1.674%	3/25/44	69,435	64,525	(a)
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.158%	9/25/37	25,845,720	25,109,143	(a)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.043%	9/25/37	26,810,426	26,638,732	(a)
Voyager BRSTN Delaware Trust, IO, 2009-1 UAU7	0.436%	12/26/36	1,456,272	611,509	(a)(d)(e)

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	17

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Voyager Dwnys Delaware Trust, 2009-1 UGL2	1.198%	3/20/47	644,858	$56,909	(a)(c)(d)(e)
WaMu Mortgage Pass-Through Certificates, 2005-AR14 1A1	2.665%	12/25/35	208,028	199,663	(a)
WaMu Mortgage Pass-Through Certificates, 2007-HY7 2A3	5.509%	7/25/37	20,968,641	14,148,108	(a)
Washington Mutual Inc., 2005-AR15 A1A1	0.446%	11/25/45	14,051,043	11,639,926	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR10 1A1	5.836%	9/25/36	386,817	290,727	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR01 A1A	0.506%	1/25/45	1,918,331	1,549,029	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR06 2A1A	0.416%	4/25/45	8,059,529	6,676,570	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 1A1A	0.456%	7/25/45	7,819,563	6,285,295	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.506%	8/25/45	26,040,891	21,246,060	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.476%	10/25/45	15,068,786	12,335,956	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1A2	0.466%	11/25/45	22,355,442	17,340,401	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A1	0.456%	12/25/45	314,395	252,890	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A2	0.476%	12/25/45	13,036,513	9,533,081	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.456%	12/25/45	19,309,797	15,944,428	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.476%	12/25/45	21,067,036	15,990,322	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-0A5 1A	1.028%	6/25/47	26,537,996	17,237,251	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	3.552%	9/25/36	101,018	75,894	(a)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1	0.616%	6/25/37	37,103,554	20,992,746	(a)
Wells Fargo Mortgage Backed Securities Trust, 2006-AR8 2A3	2.872%	4/25/36	123,924	108,397	(a)
Wells Fargo Mortgage Backed Securities Trust, 2006-AR8 3A2	2.770%	4/25/36	5,713,000	4,082,538	(a)
Total Collateralized Mortgage Obligations (Cost — $1,474,349,694)				1,364,083,098
Collateralized Senior Loans — 1.9%
Consumer Discretionary — 0.5%
Auto Components — 0.1%
Allison Transmission Inc., Term Loan B	2.940%	8/7/14	3,811,033	3,734,218	(f)

See Notes to Financial Statements.

18	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Operating Co. Inc., Term Loan B2	3.186-3.274%	1/28/15	3,750,000	$3,362,501	(f)
Caesars Entertainment Operating Co. Inc., Term Loan B4	9.500%	10/31/16	1,492,424	1,554,834	(f)
CCM Merger Inc., Term Loan B	7.000%	3/1/17	808,604	817,449	(f)
Dunkin’ Brands Inc., Term Loan B	4.250%	11/23/17	3,500,000	3,492,346	(f)
Las Vegas Sands LLC, Delayed Draw Term Loan	2.690%	11/23/16	250,393	242,756	(f)
Las Vegas Sands LLC, Term Loan B	2.690%	11/23/16	2,745,828	2,658,495	(f)
Total Hotels, Restaurants & Leisure				12,128,381
Media — 0.2%
AMC Entertainment Inc., Term Loan B2	3.436%	12/16/16	2,984,211	2,956,607	(f)
Carmike Cinemas Inc., Term Loan	5.500%	1/27/16	1,196,048	1,197,543	(f)
Cengage Learning Acquisitions Inc., Term Loan	2.500%	7/3/14	6,939,224	6,224,234	(f)
Charter Communications Operating LLC, Term Loan C	3.500%	9/6/16	3,708,745	3,692,823	(f)
Univision Communications Inc.	4.436%	3/31/17	1,874,148	1,778,523	(f)
UPC Holding BV, Term Loan N	1.941%	12/31/14	648,288	640,724	(f)
UPC Holding BV, Term Loan T2	3.691%	12/30/16	65,864	65,700	(f)
Total Media				16,556,154
Multiline Retail — 0.0%
Neiman-Marcus Group Inc., Term Loan	4.750%	5/16/18	3,000,000	2,959,092	(f)
Specialty Retail — 0.1%
BCBG Maxazria International, Term Loan B	9.69%	5/19/15	3,000,000	2,872,500	(f)
Gymboree Corp., Term Loan	5.000%	2/23/18	4,979,987	4,819,029	(f)
Michaels Stores Inc. Term Loan B1	2.500-2.563%	10/31/13	3,000,000	2,944,092	(f)
Total Specialty Retail				10,635,621
Total Consumer Discretionary				46,013,466
Consumer Staples — 0.1%
Food Products — 0.1%
Del Monte Corp., Term Loan	4.500%	3/8/18	4,000,000	3,986,876	(f)
Household Products — 0.0%
Visant Corp., Term Loan	5.250%	12/22/16	2,992,481	2,984,378	(f)
Personal Products — 0.0%
NBTY Inc., Term Loan B	4.250%	10/2/17	3,982,494	3,978,069	(f)
Total Consumer Staples				10,949,323
Energy — 0.1%
Energy Equipment & Services — 0.1%
Frac Tech International LLC, Delayed Draw Term Loan	0.000%	4/19/16	352,941	352,114	(f)
Frac Tech International LLC, Term Loan	6.250%	5/6/16	3,637,941	3,629,414	(f)

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	19

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Energy Equipment & Services — continued
Hercules Offshore Inc. Term Loan B	7.500%	7/11/13	1,931,414	$1,925,679	(f)
Total Energy				5,907,207
Financials — 0.1%
Capital Markets — 0.1%
Baker Corp., Term Loan B	5.000%	6/1/18	3,000,000	3,003,126	(f)
Diversified Financial Services — 0.0%
Star West Generation LLC, Term Loan B	6.000%	5/14/18	3,000,000	2,970,000	(f)
Insurance — 0.0%
Asurion Corp., Term Loan B	5.500%	5/24/18	3,000,000	2,956,860	(f)
Total Financials				8,929,986
Health Care — 0.3%
Biotechnology — 0.0%
Exopack, Term Loan	6.500%	5/26/17	2,460,000	2,453,850	(f)
Health Care Equipment & Supplies — 0.1%
Bausch & Lomb Inc., Delayed Draw Term Loan	3.436%	4/24/15	584,550	580,458	(f)
Bausch & Lomb Inc., Term Loan B	3.436-3.496%	4/24/15	2,401,452	2,384,642	(f)
Total Health Care Equipment & Supplies				2,965,100
Health Care Providers & Services — 0.2%
Cardinal Health Inc., Term Loan B	2.436%	4/10/14	2,992,208	2,857,558	(f)
Community Health Systems Inc., Extended Delayed Draw Term Loan	2.504%	7/25/14	97,192	93,875	(f)
Community Health Systems Inc., Extended Term Loan	2.504%	7/25/14	1,893,078	1,828,468	(f)
CRC Health Corp., Term B2	4.746%	11/16/15	3,000,000	2,910,000	(f)
Emergency Medical Services Corp., Term Loan	5.250%	5/25/18	3,990,000	3,973,613	(f)
IASIS Healthcare LLC, Term Loan	5.000%	5/3/18	3,990,000	3,984,015	(f)
Quintiles Transnational Corp., Term Loan B	5.000%	6/8/18	3,000,000	2,980,314	(f)
Total Health Care Providers & Services				18,627,843
Health Care Technology — 0.0%
Multiplan Inc., Term Loan B	4.750%	8/26/17	2,500,000	2,489,845	(f)
Total Health Care				26,536,638
Industrials — 0.2%
Airlines — 0.1%
DAE Aviation Holdings Inc., Term Loan B1	5.280%	7/31/14	1,997,458	1,988,303	(f)
Delta Air Lines Inc., Term Loan B	5.500%	4/20/17	4,000,000	3,954,168	(f)
Total Airlines				5,942,471
Commercial Services & Supplies — 0.1%
Nielsen Finance LLC, Term Loan C	3.440%	5/2/16	3,544,859	3,522,044	(f)

See Notes to Financial Statements.

20	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
Sensus Metering Systems Inc., First Lien Term Loan	4.750%	5/9/17	1,000,000	$1,001,667	(f)
Total Commercial Services & Supplies				4,523,711
Industrial Conglomerates — 0.0%
Pinafore LLC, Term Loan B	4.250%	9/29/16	490,844	490,578	(f)
Road & Rail — 0.0%
Hertz Corp. Term Loan	3.750%	3/9/18	3,990,000	3,968,805	(f)
Total Industrials				14,925,565
Information Technology — 0.4%
IT Services — 0.4%
First Data Corp., Term Loan B	4.186%	3/23/18	15,378,591	14,090,864	(f)
First Data Corp., Term Loan B2	2.936%	9/24/14	18,651,778	17,255,021	(f)
SunGard Data Systems Inc., Term Loan A	1.936-1.940%	2/28/14	9,325	9,302	(f)
SunGard Data Systems Inc., Term Loan B	3.845-3.893%	2/26/16	1,809,097	1,801,544	(f)
Total IT Services				33,156,731
Semiconductors & Semiconductor Equipment — 0.0%
Freescale Semiconductor Inc., Term Loan	4.441%	12/1/16	1,987,046	1,975,559	(f)
Software — 0.0%
Eagle Parent Inc., Term Loan	5.000%	5/16/18	2,068,965	2,013,620	(f)
Total Information Technology				37,145,910
Materials — 0.1%
Construction Materials — 0.1%
Fairmount Minerals, Term Loan B	5.250%	3/1/17	4,650,000	4,654,845	(f)
Telecommunication Services — 0.1%
Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings Ltd., Term Loan	5.250%	4/2/18	4,000,000	4,010,832	(f)
Level 3 Financing Inc., Term Loan A	2.533%	3/13/14	4,000,000	3,866,668	(f)
Total Diversified Telecommunication Services				7,877,500
Wireless Telecommunication Services — 0.0%
MetroPCS Wireless Inc. Term Loan B3	3.938-4.000%	5/18/18	3,989,992	3,975,029	(f)
Total Telecommunication Services				11,852,529
Utilities — 0.0%
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC, Term Loan	4.690-4.768%	10/10/17	1,162,680	905,437	(f)
Independent Power Producers & Energy Traders — 0.0%
RRI Energy Inc., Term Loan B	6.000%	9/8/17	994,987	993,246	(f)
Total Utilities				1,898,683
Total Collateralized Senior Loans (Cost — $172,632,362)				168,814,152

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	21

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 30.7%
Consumer Discretionary — 2.6%
Automobiles — 0.1%
DaimlerChrysler North America Holding Corp., Notes	7.300%	1/15/12	3,315,000	$3,430,395
DaimlerChrysler North America Holding Corp., Notes	6.500%	11/15/13	1,390,000	1,546,354
Ford Motor Credit Co., LLC, Notes	7.000%	10/1/13	5,000,000	5,343,385
Total Automobiles				10,320,134
Diversified Consumer Services — 0.1%
Service Corp. International, Senior Notes	7.500%	4/1/27	5,385,000	5,142,675
Hotels, Restaurants & Leisure — 0.1%
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes	8.750%	11/30/20	294,000	288,120	(d)
Marriott International Inc.	5.810%	11/10/15	7,950,000	8,766,624
McDonald’s Corp., Medium Term Notes	5.350%	3/1/18	310,000	351,468
MGM Resorts International, Senior Notes	7.625%	1/15/17	1,270,000	1,222,375
MGM Resorts International, Senior Secured Notes	11.125%	11/15/17	1,645,000	1,879,413
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	245,000	198,450
Station Casinos Inc., Senior Notes	7.750%	8/15/16	9,760,000	976	(e)(g)
Total Hotels, Restaurants & Leisure				12,707,426
Media — 1.9%
CBS Corp.	7.625%	1/15/16	5,500,000	6,402,258
CCO Holdings LLC / CCO Holdings Capital Corp., Senior Notes	7.000%	1/15/19	6,150,000	6,319,125	(d)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	10.875%	9/15/14	3,670,000	4,037,000	(d)
Comcast Cable Communications LLC, Notes	8.875%	5/1/17	40,000	51,017
Comcast Corp., Notes	6.500%	1/15/15	3,760,000	4,301,748
Comcast Corp., Notes	5.875%	2/15/18	10,000	11,216
Comcast Corp., Notes	6.450%	3/15/37	11,139,000	11,913,773
Comcast Corp., Senior Notes	6.300%	11/15/17	1,210,000	1,402,545
Comcast Corp., Senior Notes	6.500%	1/15/17	3,140,000	3,659,695
Comcast Corp., Senior Notes	6.950%	8/15/37	8,460,000	9,550,274
Comcast Corp., Senior Notes	6.400%	3/1/40	4,950,000	5,297,609
COX Communications Inc., Senior Notes	5.450%	12/15/14	4,750,000	5,294,027
CSC Holdings Inc., Senior Notes	6.750%	4/15/12	500,000	514,375
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	1,105,000	1,245,888
DISH DBS Corp., Senior Notes	7.000%	10/1/13	6,340,000	6,807,575
DISH DBS Corp., Senior Notes	6.625%	10/1/14	255,000	268,388

See Notes to Financial Statements.

22	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
DISH DBS Corp., Senior Notes	7.750%	5/31/15	1,610,000	$1,742,825
EchoStar DBS Corp., Senior Notes	7.125%	2/1/16	2,065,000	2,178,575
Gannett Co. Inc.	6.375%	4/1/12	4,560,000	4,685,400
News America Inc.	6.750%	1/9/38	200,000	214,060
News America Inc., Senior Notes	6.200%	12/15/34	260,000	265,530
News America Inc., Senior Notes	6.650%	11/15/37	1,330,000	1,425,360
Reed Elsevier Capital Inc., Notes	8.625%	1/15/19	12,205,000	15,515,533
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	15,640,000	19,928,644
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	12,830,000	16,001,589
Time Warner Cable Inc., Senior Notes	4.125%	2/15/21	2,150,000	2,078,132
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	4,955,000	5,420,344
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	11,400,000	11,251,401
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	20,000	25,562
Time Warner Inc., Senior Notes	4.750%	3/29/21	10,180,000	10,355,625
Time Warner Inc., Senior Notes	6.250%	3/29/41	950,000	986,836
United Business Media Ltd., Notes	5.750%	11/3/20	5,920,000	5,881,994	(d)
UPCB Finance III Ltd., Senior Secured Notes	6.625%	7/1/20	4,800,000	4,740,000	(d)
Total Media				169,773,923
Multiline Retail — 0.1%
Target Corp.	4.000%	6/15/13	5,340,000	5,677,023
Specialty Retail — 0.3%
Autozone Inc.	6.950%	6/15/16	10,890,000	12,625,518
Home Depot Inc.	5.250%	12/16/13	5,510,000	6,020,975
Home Depot Inc.	5.400%	3/1/16	8,230,000	9,196,317
Total Specialty Retail				27,842,810
Total Consumer Discretionary				231,463,991
Consumer Staples — 1.8%
Beverages — 0.3%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	12,290,000	13,538,640
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	4,620,000	4,962,693
Diageo Finance BV	3.250%	1/15/15	11,360,000	11,873,733
PepsiCo Inc., Senior Notes	7.900%	11/1/18	45,000	57,994
Total Beverages				30,433,060
Food & Staples Retailing — 0.6%
CVS Caremark Corp., Senior Notes	6.600%	3/15/19	12,451,000	14,451,913
CVS Corp., Pass-Through Trust	9.350%	1/10/23	3,020,000	3,289,716	(d)
CVS Corp., Pass-Through Trust, Secured Bonds	5.789%	1/10/26	102,118	104,180	(c)(d)
CVS Corp., Pass-Through Trust, Secured Notes	6.943%	1/10/30	2,685,084	3,020,022

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	23

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Food & Staples Retailing — continued
CVS Pass-Through Trust, Secured Notes	5.298%	1/11/27	472,875	$464,174	(c)(d)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	5,239,200	5,442,743	(c)
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	13,503,080	14,330,954
Delhaize Group, Senior Notes	6.500%	6/15/17	120,000	138,345
Kroger Co., Senior Notes	6.400%	8/15/17	1,270,000	1,487,733
Safeway Inc., Senior Notes	6.350%	8/15/17	310,000	354,769
Safeway Inc., Senior Notes	3.950%	8/15/20	4,120,000	4,006,671
Wal-Mart Stores Inc., Notes	5.800%	2/15/18	180,000	207,462
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	2,260,000	2,504,241
Total Food & Staples Retailing				49,802,923
Food Products — 0.4%
Ahold Lease USA Inc., Pass-Through Certificates	8.620%	1/2/25	7,604,620	8,897,406	(c)
Kraft Foods Inc., Senior Notes	5.375%	2/10/20	21,190,000	23,164,865
Total Food Products				32,062,271
Household Products — 0.1%
Reynolds Group DL Escrow Inc./Reynolds Group Escrow LLC, Senior Secured Notes	7.750%	10/15/16	6,835,000	7,125,487	(d)
Tobacco — 0.4%
Altria Group Inc., Senior Notes	9.250%	8/6/19	11,630,000	15,164,892
Altria Group Inc., Senior Notes	4.750%	5/5/21	13,100,000	13,091,027
Reynolds American Inc., Senior Notes	7.250%	6/1/12	1,720,000	1,816,827
Reynolds American Inc., Senior Notes	6.750%	6/15/17	8,430,000	9,733,084
Reynolds American Inc., Senior Secured Notes	7.625%	6/1/16	100,000	119,942
Total Tobacco				39,925,772
Total Consumer Staples				159,349,513
Energy — 4.5%
Energy Equipment & Services — 0.2%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	230,000	289,975
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	5,355,000	5,595,975
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	4,170,000	4,170,000
Transocean Inc., Senior Notes	5.250%	3/15/13	360,000	383,463
Transocean Ltd.	6.000%	3/15/18	6,015,000	6,659,700
Total Energy Equipment & Services				17,099,113
Oil, Gas & Consumable Fuels — 4.3%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	11,507,000	13,291,356
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	11,099,000	12,723,161
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	15,000	19,115
Apache Corp., Senior Notes	6.000%	1/15/37	240,000	260,907

See Notes to Financial Statements.

24	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Apache Corp., Senior Notes	5.100%	9/1/40	15,000,000	$14,407,770
Arch Coal Inc., Senior Notes	7.000%	6/15/19	11,600,000	11,571,000	(d)
BP Capital Markets PLC, Senior Notes	5.250%	11/7/13	19,410,000	21,030,036
BP Capital Markets PLC, Senior Notes	3.875%	3/10/15	6,440,000	6,782,299
Chesapeake Energy Corp., Senior Notes	6.875%	8/15/18	270,000	283,500
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	5,855,000	6,381,950
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	5,220,000	5,494,050
Compagnie Generale de Geophysique-Veritas, Senior Notes	7.750%	5/15/17	8,594,000	8,851,820
Compagnie Generale de Geophysique-Veritas, Senior Notes	6.500%	6/1/21	1,420,000	1,370,300	(d)
Concho Resources Inc., Senior Notes	6.500%	1/15/22	4,699,000	4,710,748
Conoco Funding Co.	7.250%	10/15/31	810,000	998,255
ConocoPhillips	5.900%	10/15/32	10,000	10,841
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	638,000	774,897
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	5,910,000	6,441,900
Devon Energy Corp.	6.300%	1/15/19	14,500,000	17,052,159
Devon Energy Corp., Debentures	7.950%	4/15/32	970,000	1,259,257
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	3,267,000	3,812,769
El Paso Corp., Senior Subordinated Notes	7.000%	6/15/17	19,000,000	21,496,125
Energy Transfer Partners LP	6.125%	2/15/17	5,305,000	5,909,171
Enterprise Products Operating LLP, Senior Bonds	6.300%	9/15/17	14,300,000	16,401,857
Gazprom, Loan Participation Notes	6.212%	11/22/16	1,996,000	2,155,680	(d)
Hess Corp., Notes	8.125%	2/15/19	19,670,000	24,888,372
Kerr-McGee Corp., Notes	6.950%	7/1/24	2,780,000	3,167,838
Kerr-McGee Corp., Notes	7.875%	9/15/31	8,240,000	9,903,302
Kinder Morgan Energy Partners LP, Senior Notes	7.125%	3/15/12	4,930,000	5,146,240
Kinder Morgan Energy Partners LP, Senior Notes	5.850%	9/15/12	20,000	21,074
Kinder Morgan Energy Partners LP, Senior Notes	5.000%	12/15/13	1,879,000	2,037,516
Kinder Morgan Energy Partners LP, Senior Notes	6.000%	2/1/17	5,190,000	5,852,872
Noble Energy Inc., Senior Notes	8.250%	3/1/19	14,600,000	18,668,056
Peabody Energy Corp., Senior Notes	6.500%	9/15/20	6,170,000	6,632,750
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	21,623,000	22,791,161
Pemex Project Funding Master Trust, Senior Notes	0.853%	12/3/12	104,000	103,740	(a)(d)
Petrobras International Finance Co., Senior Notes	6.125%	10/6/16	6,250,000	6,958,244
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	5,457,000	5,821,282
Petrobras International Finance Co., Senior Notes	5.375%	1/27/21	18,560,000	19,057,575
QEP Resources Inc., Senior Notes	6.875%	3/1/21	6,550,000	6,910,250

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	25

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Range Resources Corp., Senior Subordinated Notes	6.750%	8/1/20	6,330,000	$6,551,550
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.500%	7/15/21	6,123,000	6,199,537
Seariver Maritime Financial Holdings	0.000%	9/1/12	70,000	68,159
Shell International Finance BV, Senior Notes	4.375%	3/25/20	1,910,000	2,006,990
Shell International Finance BV, Senior Notes	6.375%	12/15/38	11,845,000	13,734,159
Statoil ASA, Senior Notes	3.125%	8/17/17	4,000,000	4,035,020
Williams Cos. Inc., Debentures	7.500%	1/15/31	733,000	838,295
Williams Cos. Inc., Notes	7.875%	9/1/21	12,737,000	15,786,938
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	392,000	457,540
Williams Partners LP, Senior Notes	5.250%	3/15/20	3,340,000	3,516,365
Total Oil, Gas & Consumable Fuels				374,645,748
Total Energy				391,744,861
Financials — 12.9%
Capital Markets — 2.0%
Bear Stearns Co. Inc., Senior Notes	6.400%	10/2/17	925,000	1,055,364
Credit Suisse AG/Guernsey, Junior Subordinated Notes	5.860%	5/15/17	150,000	143,325	(a)(h)
Goldman Sachs Capital II, Junior Subordinated Bonds	5.793%	6/1/12	1,810,000	1,448,000	(a)(h)
Goldman Sachs Group Inc., Senior Notes	6.600%	1/15/12	4,385,000	4,520,418
Goldman Sachs Group Inc., Senior Notes	5.300%	2/14/12	584,000	599,081
Goldman Sachs Group Inc., Senior Notes	3.625%	8/1/12	2,429,000	2,499,936
Goldman Sachs Group Inc., Senior Notes	5.450%	11/1/12	3,892,000	4,113,365
Goldman Sachs Group Inc., Senior Notes	4.750%	7/15/13	584,000	616,489
Goldman Sachs Group Inc., Senior Notes	5.250%	10/15/13	3,599,000	3,861,507
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	37,530,000	38,755,167
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,060,000	29,297,449
Goldman Sachs Group Inc., Subordinated Notes	5.625%	1/15/17	1,420,000	1,503,266
Kaupthing Bank HF, Senior Notes	5.750%	10/4/11	5,550,000	1,373,625	(d)(e)(g)
Kaupthing Bank HF, Senior Notes	7.625%	2/28/15	80,340,000	19,884,150	(d)(e)(g)
Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes	5.857%	5/31/12	5,530,000	553	(a)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	5,280,000	2,640	(g)
Merrill Lynch and Co. Inc.	6.050%	5/16/16	390,000	408,872
Morgan Stanley, Medium-Term Notes	0.726%	10/18/16	7,380,000	6,793,925	(a)
Morgan Stanley, Medium-Term Notes	5.550%	4/27/17	16,755,000	17,761,054
Morgan Stanley, Subordinated Notes	4.750%	4/1/14	7,230,000	7,536,451
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	14,885,000	15,785,081
UBS AG, Senior Notes	2.250%	1/28/14	7,760,000	7,841,139

See Notes to Financial Statements.

26	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
UBS AG Stamford CT, Senior Notes	3.875%	1/15/15	6,040,000	$6,304,606
UBS AG Stamford CT, Senior Notes	4.875%	8/4/20	4,870,000	4,925,747
Total Capital Markets				177,031,210
Commercial Banks — 3.8%
BAC Capital Trust XIV, Junior Subordinated Notes	5.630%	3/15/12	2,240,000	1,666,000	(a)(h)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	3.850%	1/22/15	9,340,000	9,840,745	(d)
Bank One Corp., Subordinated Notes	5.900%	11/15/11	2,000,000	2,038,186
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	459,000	468,180	(d)
Barclays Bank PLC, Senior Notes	5.200%	7/10/14	815,000	881,647
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	11,715,000	12,403,737	(d)
BBVA US Senior SAU, Senior Notes	3.250%	5/16/14	20,795,000	20,564,820
Commonwealth Bank of Australia, Senior Notes	3.750%	10/15/14	10,260,000	10,779,577	(d)
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	4,390,000	4,568,278	(d)
Credit Agricole SA, Senior Notes	2.625%	1/21/14	7,870,000	7,876,682	(d)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	22,940,000	23,972,300	(a)(d)(h)
Glitnir Banki HF, Notes	6.330%	7/28/11	10,670,000	2,960,925	(d)(e)(g)
Glitnir Banki HF, Notes	6.375%	9/25/12	18,040,000	5,006,100	(d)(e)(g)
HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds	6.071%	6/30/14	60,000	51,900	(a)(d)(h)
HBOS Treasury Services PLC	5.250%	2/21/17	4,570,000	4,886,559	(d)
HSBC Capital Funding LP, Subordinated Notes	4.610%	6/27/13	2,090,000	2,019,993	(a)(d)(h)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	7,280,000	7,092,314	(d)
Korea Development Bank	5.500%	11/13/12	60,000	63,039
Landsbanki Islands HF, Senior Notes	6.100%	8/25/11	28,520,000	1,996,400	(d)(e)(g)
Lloyds TSB Bank PLC, Notes	5.800%	1/13/20	1,720,000	1,722,491	(d)
Lloyds TSB Bank PLC, Senior Notes	6.375%	1/21/21	13,510,000	14,064,653
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	6,300,000	6,433,875
Nordea Bank AB, Senior Notes	3.700%	11/13/14	9,790,000	10,242,533	(d)
Nordea Bank AB, Senior Notes	4.875%	1/27/20	240,000	248,779	(d)
Nordea Bank AB, Senior Notes	4.875%	1/14/21	8,690,000	8,786,937	(d)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	14,240,000	13,675,683	(d)
Rabobank Nederland NV, Junior Subordinated Notes	11.000%	6/30/19	13,172,000	16,807,472	(a)(d)(h)
Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Bonds	7.191%	7/30/15	12,200,000	12,219,337	(a)(d)(h)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	2,060,000	1,854,000	(a)(h)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/29/17	6,100,000	4,742,750	(h)

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	27

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Banks — continued
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	13,230,000	$13,589,353
Royal Bank of Scotland PLC, Senior Notes	4.875%	3/16/15	4,720,000	4,898,548
Royal Bank of Scotland PLC, Senior Notes	3.950%	9/21/15	16,700,000	16,778,407
Santander US Debt SA Unipersonal, Senior Notes	3.724%	1/20/15	15,000,000	14,519,475	(d)
Santander US Debt SA Unipersonal, Senior Notes	3.781%	10/7/15	2,200,000	2,121,363	(d)
Sumitomo Mitsui Banking Corp., Senior Notes	3.150%	7/22/15	13,440,000	13,749,483	(d)
Sumitomo Mitsui Banking Corp., Senior Notes	3.100%	1/14/16	4,290,000	4,346,662	(d)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/8/11	15,420,000	14,109,300	(a)(h)
Wachovia Corp., Senior Notes	5.750%	2/1/18	13,275,000	14,679,322
Wachovia Corp., Subordinated Notes	5.250%	8/1/14	720,000	771,743
Wells Fargo & Co.	4.600%	4/1/21	12,000,000	12,066,624
Wells Fargo & Co., Notes	5.300%	8/26/11	75,000	75,507
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	7,930,000	8,146,798
Wells Fargo & Co., Subordinated Notes	5.000%	11/15/14	130,000	140,338
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	6,995,000	6,843,034
Total Commercial Banks				336,771,849
Consumer Finance — 0.8%
American Express Co., Subordinated Debentures	6.800%	9/1/66	12,195,000	12,530,363	(a)
American Express Credit Corp., Senior Notes	5.125%	8/25/14	21,660,000	23,638,013
Caterpillar Financial Services Corp., Senior Notes	6.200%	9/30/13	290,000	322,705
HSBC Finance Corp.	7.000%	5/15/12	160,000	168,516
HSBC Finance Corp., Senior Subordinated Notes	6.676%	1/15/21	23,520,000	24,131,826	(d)
HSBC Finance Corp., Subordinated Notes	6.375%	11/27/12	520,000	556,307
SLM Corp.	5.000%	4/15/15	740,000	743,700
SLM Corp., Medium-Term Notes, Senior Notes	5.050%	11/14/14	4,690,000	4,689,648
SLM Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	3,510,000	2,947,565
Springleaf Finance Corp., Senior Notes	6.900%	12/15/17	1,930,000	1,770,775
Total Consumer Finance				71,499,418
Diversified Financial Services — 5.4%
Air 2 US, Notes	8.027%	10/1/19	7,741,131	7,741,131	(d)
Bank of America Corp.	5.750%	12/1/17	480,000	510,373
Bank of America Corp., Senior Notes	4.875%	9/15/12	230,000	239,701
Bank of America Corp., Senior Notes	4.500%	4/1/15	25,520,000	26,681,160
Bank of America Corp., Senior Notes	5.625%	7/1/20	5,350,000	5,523,939
Bank of America Corp., Senior Notes	5.875%	1/5/21	28,000,000	29,385,300
Bank of America Corp., Senior Notes	5.000%	5/13/21	13,380,000	13,217,406
Bank of America Corp., Subordinated Notes	5.420%	3/15/17	2,030,000	2,070,919
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	5,760,000	6,173,591

See Notes to Financial Statements.

28	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
Citigroup Inc., Notes	6.500%	8/19/13	150,000	$163,134
Citigroup Inc., Senior Notes	6.000%	12/13/13	20,500,000	22,289,220
Citigroup Inc., Senior Notes	6.375%	8/12/14	5,040,000	5,572,854
Citigroup Inc., Senior Notes	5.500%	10/15/14	1,101,000	1,197,319
Citigroup Inc., Senior Notes	6.010%	1/15/15	9,320,000	10,256,082
Citigroup Inc., Senior Notes	3.953%	6/15/16	11,150,000	11,414,344
Citigroup Inc., Senior Notes	5.375%	8/9/20	22,900,000	23,897,593
Citigroup Inc., Senior Notes	5.875%	5/29/37	6,040,000	5,988,787
Citigroup Inc., Senior Notes	6.875%	3/5/38	24,800,000	27,598,606
Citigroup Inc., Subordinated Notes	5.000%	9/15/14	270,000	282,949
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	180,000	172,990
European Investment Bank, Senior Bonds	4.625%	3/21/12	50,000	51,521
General Electric Capital Corp., Medium-Term Notes	5.450%	1/15/13	1,175,000	1,250,511
General Electric Capital Corp., Notes	5.300%	2/11/21	12,000,000	12,486,504
General Electric Capital Corp., Senior Notes	2.125%	12/21/12	53,010,000	54,273,493
General Electric Capital Corp., Senior Notes	4.625%	1/7/21	1,900,000	1,911,183
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	41,330,000	46,786,263
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	39,295,000	40,277,375	(a)
ILFC E-Capital Trust I	5.760%	12/21/65	14,410,000	11,761,298	(a)(d)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	2,760,000	2,346,000	(a)(d)
International Lease Finance Corp., Senior Secured Notes	6.500%	9/1/14	5,440,000	5,766,400	(d)
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	27,110,000	28,872,150	(d)
JPMorgan Chase & Co.	4.400%	7/22/20	10,770,000	10,551,024
JPMorgan Chase & Co., Senior Notes	6.300%	4/23/19	9,630,000	10,854,320
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	13,010,000	12,728,138
JPMorgan Chase & Co., Subordinated Notes	5.750%	1/2/13	4,430,000	4,722,128
JPMorgan Chase & Co., Subordinated Notes	5.150%	10/1/15	490,000	529,222
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	60,000	67,049
MUFG Capital Finance 1 Ltd., Preferred Securities	6.346%	7/25/16	7,400,000	7,520,479	(a)(h)
Patrons’ Legacy	5.775%	12/23/63	8,900,000	8,577,820	(d)
PHH Corp.	7.125%	3/1/13	5,940,000	6,177,600
TNK-BP Finance SA, Senior Notes	6.625%	3/20/17	3,575,000	3,873,870	(d)
Total Diversified Financial Services				471,761,746
Insurance — 0.7%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	360,000	327,600

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	29

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
American International Group Inc., Senior Notes	3.750%	11/30/13	6,500,000	$6,650,598	(d)
American International Group Inc., Senior Notes	6.400%	12/15/20	23,640,000	25,445,741
ASIF Global Financing XIX	4.900%	1/17/13	2,180,000	2,267,200	(d)
Berkshire Hathaway Inc., Senior Notes	3.200%	2/11/15	6,560,000	6,837,180
ING Capital Funding Trust III, Junior Subordinated Bonds	3.846%	9/30/11	530,000	500,520	(a)(h)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	9,297,892	(d)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/66	2,905,000	2,832,375
MetLife Inc., Senior Notes	4.750%	2/8/21	6,300,000	6,422,315
Total Insurance				60,581,421
Real Estate Investment Trusts (REITs) — 0.1%
Health Care Property Investors Inc.	6.450%	6/25/12	6,240,000	6,549,304
Thrifts & Mortgage Finance — 0.1%
Countrywide Financial Corp., Medium-Term Notes	5.800%	6/7/12	120,000	125,174
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	6,441,000	6,787,681
Total Thrifts & Mortgage Finance				6,912,855
Total Financials				1,131,107,803
Health Care — 1.6%
Health Care Equipment & Supplies — 0.1%
Medtronic Inc., Senior Notes	4.450%	3/15/20	6,810,000	7,119,841
Health Care Providers & Services — 0.9%
AmerisourceBergen Corp.	5.625%	9/15/12	6,445,000	6,777,285
AmerisourceBergen Corp.	5.875%	9/15/15	5,350,000	6,075,947
Community Health Systems Inc., Senior Notes	8.875%	7/15/15	5,820,000	5,994,600
HCA Inc., Debentures	7.500%	11/15/95	15,410,000	12,482,100
HCA Inc., Notes	7.690%	6/15/25	723,000	676,005
HCA Inc., Notes	7.500%	11/6/33	1,105,000	1,000,025
HCA Inc., Senior Notes	6.250%	2/15/13	1,243,000	1,286,505
HCA Inc., Senior Notes	5.750%	3/15/14	311,000	315,276
Tenet Healthcare Corp., Senior Notes	9.250%	2/1/15	11,570,000	12,654,687
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	2,470,000	2,726,263
UnitedHealth Group Inc.	4.875%	4/1/13	18,130,000	19,222,822
UnitedHealth Group Inc., Senior Notes	4.875%	2/15/13	180,000	190,341
WellPoint Inc., Notes	5.875%	6/15/17	3,040,000	3,475,687
WellPoint Inc., Notes	7.000%	2/15/19	5,500,000	6,569,277
Total Health Care Providers & Services				79,446,820
Pharmaceuticals — 0.6%
Abbott Laboratories, Senior Notes	5.125%	4/1/19	16,150,000	17,767,180

See Notes to Financial Statements.

30	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Giant Funding Corp., Senior Secured Notes	8.250%	2/1/18	2,190,000	$2,283,075	(d)
Merck and Co. Inc.	6.000%	9/15/17	340,000	400,023
Pfizer Inc., Senior Notes	6.200%	3/15/19	11,695,000	13,680,261
Roche Holdings Inc., Senior Notes	6.000%	3/1/19	9,990,000	11,510,089	(d)
Wyeth, Notes	5.950%	4/1/37	7,135,000	7,656,861
Total Pharmaceuticals				53,297,489
Total Health Care				139,864,150
Industrials — 1.4%
Aerospace & Defense — 0.2%
Boeing Co., Senior Notes	6.000%	3/15/19	8,200,000	9,518,658
Boeing Co., Senior Notes	4.875%	2/15/20	3,100,000	3,354,916
Raytheon Co., Senior Notes	3.125%	10/15/20	4,410,000	4,140,060
Total Aerospace & Defense				17,013,634
Airlines — 0.6%
Continental Airlines Inc., Pass-Through Certificates	6.545%	2/2/19	7,029,755	7,389,679
Continental Airlines Inc., Pass-Through Certificates	6.900%	7/2/19	47,841	50,649
Continental Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	8,911,429	9,167,187
Continental Airlines Inc., Pass-Through Certificates	6.703%	12/15/22	183,249	191,038
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	1,070,000	1,112,800	(d)
Delta Air Lines Inc., Pass-Through Certificates	7.711%	9/18/11	350,000	353,500
Delta Air Lines Inc., Pass-Through Certificates	7.111%	3/18/13	950,000	960,640
Delta Air Lines Inc., Pass-Through Certificates	6.821%	8/10/22	14,015,908	14,576,544
Northwest Airlines Corp., Pass-Through Certificates	7.575%	9/1/20	8,492,058	9,123,442	(c)
Northwest Airlines Inc.	0.766%	2/6/15	952,379	879,712	(a)(c)
Southwest Airlines Co., Notes	5.125%	3/1/17	5,320,000	5,699,066
United Airlines, Pass-Through Trust, Pass-Through Certificates, Secured Notes	9.750%	1/15/17	2,473,242	2,825,680
Total Airlines				52,329,937
Building Products — 0.2%
Masco Corp.	7.125%	8/15/13	5,830,000	6,254,150
Masco Corp.	6.125%	10/3/16	8,270,000	8,495,333
Total Building Products				14,749,483
Commercial Services & Supplies — 0.1%
Allied Waste North America Inc., Senior Notes	6.875%	6/1/17	2,660,000	2,882,775
Waste Management Inc.	5.000%	3/15/14	6,938,000	7,545,325
Waste Management Inc.	7.125%	12/15/17	500,000	593,003
Waste Management Inc., Senior Notes	6.375%	11/15/12	2,110,000	2,259,287
Total Commercial Services & Supplies				13,280,390

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	31

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Industrial Conglomerates — 0.1%
General Electric Co., Notes	5.000%	2/1/13	5,195,000	$5,513,968
Tyco International Group SA, Notes	6.000%	11/15/13	4,198,000	4,640,733
Total Industrial Conglomerates				10,154,701
Machinery — 0.1%
Caterpillar Inc., Senior Notes	3.900%	5/27/21	6,930,000	6,930,908
Road & Rail — 0.1%
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	4,092,000	4,869,480
Total Industrials				119,328,533
Information Technology — 0.2%
Communications Equipment — 0.1%
Motorola Solutions Inc.	8.000%	11/1/11	10,850,000	11,090,100
IT Services — 0.1%
Electronic Data Systems Corp.	6.000%	8/1/13	775,000	850,858
International Business Machines Corp	4.750%	11/29/12	40,000	42,278
International Business Machines Corp., Senior Notes	5.600%	11/30/39	1,500,000	1,584,067
Total IT Services				2,477,203
Semiconductors & Semiconductor Equipment — 0.0%
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	1,320,000	1,553,567
Total Information Technology				15,120,870
Materials — 1.8%
Chemicals — 0.0%
CF Industries Inc., Senior Notes	7.125%	5/1/20	35,000	40,731
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	320,000	338,322
Total Chemicals				379,053
Containers & Packaging — 0.3%
Ball Corp., Senior Notes	6.750%	9/15/20	8,384,000	8,897,520
Ball Corp., Senior Notes	5.750%	5/15/21	9,920,000	9,944,800
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Secured Notes	7.125%	4/15/19	2,480,000	2,461,400	(d)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Secured Notes	6.875%	2/15/21	6,420,000	6,259,500	(d)
Total Containers & Packaging				27,563,220
Metals & Mining — 1.5%
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	7,165,000	8,517,938
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	6,500,000	6,469,853	(d)
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	20,020,000	23,956,332
Cliffs Natural Resources Inc., Senior Notes	6.250%	10/1/40	9,500,000	9,374,533
Corporacion Nacional del Cobre, Senior Notes	4.750%	10/15/14	2,590,000	2,776,705	(d)

See Notes to Financial Statements.

32	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Freeport-McMoRan Copper & Gold Inc., Senior Notes	8.375%	4/1/17	14,195,000	$15,508,037
Rio Tinto Finance USA Ltd., Notes	6.500%	7/15/18	10,338,000	12,073,833
Rio Tinto Finance USA Ltd., Senior Notes	1.875%	11/2/15	1,480,000	1,458,629
Rio Tinto Finance USA Ltd., Senior Notes	2.500%	5/20/16	5,460,000	5,470,642
Rio Tinto Finance USA Ltd., Senior Notes	3.500%	11/2/20	14,380,000	13,761,761
Rio Tinto Finance USA Ltd., Senior Notes	4.125%	5/20/21	3,860,000	3,834,177
Steel Dynamics Inc., Senior Notes	6.750%	4/1/15	5,890,000	6,007,800
Steel Dynamics Inc., Senior Notes	7.750%	4/15/16	1,480,000	1,554,000
Steel Dynamics Inc., Senior Notes	7.625%	3/15/20	500,000	528,750
Teck Resources Ltd., Senior Secured Notes	9.750%	5/15/14	297,000	359,513
Teck Resources Ltd., Senior Secured Notes	10.250%	5/15/16	367,000	438,565
Vale Overseas Ltd., Notes	6.875%	11/21/36	14,306,000	15,533,255
Total Metals & Mining				127,624,323
Total Materials				155,566,596
Telecommunication Services — 2.1%
Diversified Telecommunication Services — 1.5%
AT&T Inc.	6.300%	1/15/38	950,000	1,006,029
AT&T Inc., Global Notes	5.600%	5/15/18	15,700,000	17,483,520
AT&T Inc., Senior Notes	6.400%	5/15/38	3,257,000	3,493,670
BellSouth Corp.	5.200%	9/15/14	8,250,000	9,089,008
BellSouth Corp., Notes	4.750%	11/15/12	640,000	672,783
British Telecommunications PLC, Bonds	9.875%	12/15/30	5,310,000	7,294,485
CenturyTel Inc.	6.000%	4/1/17	8,270,000	8,628,281
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	9,730,000	11,004,007
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	1,367,000	1,433,641
Intelsat Jackson Holdings Ltd., Senior Notes	8.500%	11/1/19	2,460,000	2,607,600
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	5,150,000	5,124,250	(d)
Qwest Communications International Inc., Senior Notes	7.500%	2/15/14	2,754,000	2,795,310
Qwest Corp., Debentures	6.875%	9/15/33	5,600,000	5,397,000
Qwest Corp., Senior Notes	7.500%	10/1/14	2,680,000	3,004,950
SBC Communications Inc., Notes	5.100%	9/15/14	8,640,000	9,494,859
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	5,320,000	5,273,546
Verizon Communications Inc., Senior Notes	4.600%	4/1/21	16,070,000	16,580,930
Verizon Communications Inc., Senior Notes	6.000%	4/1/41	13,000,000	13,575,185
Verizon Global Funding Corp., Notes	7.375%	9/1/12	155,000	166,696
Verizon New York Inc., Senior Debentures	6.875%	4/1/12	3,942,000	4,117,502
Total Diversified Telecommunication Services				128,243,252

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	33

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	6,290,000	$7,058,317
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	4,980,000	5,195,131
Cellco Partnership/Verizon Wireless Capital LLC, Senior Notes	8.500%	11/15/18	18,795,000	24,406,492
Rogers Cable Inc., Senior Secured Second Priority Notes	6.750%	3/15/15	130,000	150,272
Rogers Wireless Inc., Secured Notes	6.375%	3/1/14	1,850,000	2,074,895
Sprint Capital Corp., Global Notes	6.900%	5/1/19	720,000	741,600
Sprint Capital Corp., Senior Notes	8.375%	3/15/12	8,236,000	8,565,440
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	3,440,000	3,723,800
Total Wireless Telecommunication Services				51,915,947
Total Telecommunication Services				180,159,199
Utilities — 1.8%
Electric Utilities — 0.6%
Detroit Edison Co.	5.200%	10/15/12	10,000	10,557
Duke Energy Corp., Senior Notes	5.625%	11/30/12	1,010,000	1,075,576
FirstEnergy Corp., Notes	6.450%	11/15/11	142,000	144,657
FirstEnergy Corp., Notes	7.375%	11/15/31	22,835,000	26,000,684
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	40,000	51,341
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	11,790,000	12,109,580
Progress Energy Inc., Senior Notes	4.400%	1/15/21	5,200,000	5,257,273
Progress Energy Inc., Senior Notes	6.000%	12/1/39	7,000,000	7,375,823
Total Electric Utilities				52,025,491
Gas Utilities — 0.1%
Southern Natural Gas Co., Senior Notes	5.900%	4/1/17	50,000	56,833	(d)
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	9,410,000	11,790,965
Total Gas Utilities				11,847,798
Independent Power Producers & Energy Traders — 0.8%
AES Corp., Senior Notes	7.750%	3/1/14	15,000	16,200
AES Corp., Senior Notes	7.750%	10/15/15	4,905,000	5,236,087
AES Corp., Senior Notes	8.000%	6/1/20	3,299,000	3,513,435
Calpine Construction Finance Co. LP and CCFC Finance Corp., Senior Secured Notes	8.000%	6/1/16	5,481,000	5,919,480	(d)
Calpine Corp., Senior Secured Notes	7.500%	2/15/21	7,650,000	7,803,000	(d)
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	45,406,000	48,423,683
Total Independent Power Producers & Energy Traders				70,911,885
Multi-Utilities — 0.3%
Dominion Resources Inc., Senior Notes	5.700%	9/17/12	5,495,000	5,808,649

See Notes to Financial Statements.

34	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Multi-Utilities — continued
Dominion Resources Inc., Senior Notes	5.600%	11/15/16	11,983,000	$13,566,662
Dominion Resources Inc., Senior Notes	8.875%	1/15/19	90,000	116,513
Dominion Resources Inc., Senior Notes	7.000%	6/15/38	3,600,000	4,302,828
Total Multi-Utilities				23,794,652
Total Utilities				158,579,826
Total Corporate Bonds & Notes (Cost — $2,660,265,445)				2,682,285,342
Municipal Bonds — 1.7%
Alabama — 0.0%
Birmingham, AL, Commercial Development Authority Revenue, Civic Center Improvements Project	5.500%	4/1/41	650,000	657,917
California — 0.2%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	5.000%	4/1/34	3,680,000	3,719,560
California State, GO, Build America Bonds	7.300%	10/1/39	8,300,000	9,202,542
Los Angeles, CA, Department of Airports Revenue	5.250%	5/15/39	1,400,000	1,431,556
Los Angeles, CA, Department of Water & Power Revenue, Build America Bonds	6.574%	7/1/45	5,660,000	6,344,747
San Mateo County, CA, Community College District, GO	5.000%	9/1/38	590,000	592,354
Total California				21,290,759
Delaware — 0.1%
Northstar Education Finance Inc., DE, Student Loan Asset Backed Note	0.445%	1/29/46	7,900,000	6,478,000	(a)(c)
Florida — 0.1%
Florida Educational Loan Marketing Corp., Education Loan Revenue	0.405%	12/1/18	6,000,000	5,002,500	(a)(c)(i)
Georgia — 0.1%
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue	5.000%	7/1/39	990,000	981,149
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	4,880,000	4,678,261
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	2,820,000	2,658,583
Total Georgia				8,317,993
Illinois — 0.2%
Chicago, IL, O’Hare International Airport Revenue	5.625%	1/1/35	1,150,000	1,175,852
Chicago, IL, O’Hare International Airport Revenue	5.500%	1/1/31	2,370,000	2,424,463
Illinois State, GO	5.665%	3/1/18	7,570,000	7,852,512
Illinois State, GO	5.877%	3/1/19	8,310,000	8,541,600
Total Illinois				19,994,427

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	35

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Kentucky — 0.1%
Kentucky Higher Education Student Loan Corp., Student Loan Revenue	1.319%	5/1/32	10,250,000		$9,225,000	(a)(c)
Nevada — 0.0%
Clark County, NV, Passenger Facility Charge Revenue, Las Vegas Macarran International Airport	5.250%	7/1/39	1,350,000		1,332,436
New York — 0.1%
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.250%	10/1/35	4,720,000		4,674,877
North Carolina — 0.2%
North Carolina State Education Assistance Authority Revenue, Student Loan Backed Notes	1.135%	7/25/25	18,860,000		18,371,149	(a)
Pennsylvania — 0.5%
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	0.349%	5/1/46	2,675,000		2,434,250	(a)
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	0.164%	5/1/46	47,375,000		43,111,250	(a)
Total Pennsylvania					45,545,500
Texas — 0.1%
Brazos Higher Education Authority Inc., Student Loan Revenue Note	1.686%	6/25/42	11,850,000		10,072,500	(a)
Total Municipal Bonds (Cost — $147,109,150)					150,963,058
Sovereign Bonds — 3.1%
Brazil — 1.1%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/14	8,102,000	BRL	4,913,696
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	159,219,000	BRL	92,492,706
Total Brazil					97,406,402
Canada — 0.0%
Province of British Columbia	4.300%	5/30/13	180,000		192,531
India — 0.2%
ICICI Bank Ltd., Junior Subordinated Bonds	6.375%	4/30/22	4,969,000		4,844,775	(a)(d)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	7,003,000		6,827,925	(a)(d)
Total India					11,672,700
Malaysia — 0.3%
Government of Malaysia, Senior Bonds	3.835%	8/12/15	65,070,000	MYR	21,906,491
Government of Malaysia, Senior Bonds	4.262%	9/15/16	18,615,000	MYR	6,374,116
Total Malaysia					28,280,607
Mexico — 0.7%
Mexican Bonos, Bonds	8.000%	6/11/20	493,900,000	MXN	45,150,521
United Mexican States, Bonds	10.000%	12/5/24	39,070,000	MXN	4,112,316
United Mexican States, Medium-Term Notes	5.625%	1/15/17	374,000		425,051

See Notes to Financial Statements.

36	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Mexico — continued
United Mexican States, Medium-Term Notes	6.750%	9/27/34	4,913,000		$5,711,362
United Mexican States, Medium-Term Notes	6.050%	1/11/40	2,852,000		3,034,528
Total Mexico					58,433,778
Poland — 0.5%
Republic of Poland, Bonds	5.500%	4/25/15	122,000,000	PLN	45,068,431
Russia — 0.3%
RSHB Capital, Loan Participation Notes, Senior Secured Bonds	6.299%	5/15/17	5,615,000		5,965,938	(d)
Russian Foreign Bond-Eurobond, Senior Bonds	7.500%	3/31/30	18,066,390		21,295,757	(d)
Total Russia					27,261,695
Total Sovereign Bonds (Cost — $255,032,756)					268,316,144
U.S. Government & Agency Obligations — 7.2%
U.S. Government Agencies — 3.2%
Federal Home Loan Bank (FHLB), Bonds	0.350%	7/20/12	75,000,000		74,915,100
Federal Home Loan Bank (FHLB), Global Bonds	5.500%	7/15/36	2,240,000		2,459,623
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	11,095,000		14,014,594
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	62,140,000		43,499,864
Federal National Mortgage Association (FNMA), Notes	2.375%	4/11/16	42,620,000		43,507,135
Federal National Mortgage Association (FNMA), Senior Notes	5.625%	7/15/37	10,490,000		11,818,328
Federal National Mortgage Association (FNMA), Subordinated Notes	5.250%	8/1/12	6,110,000		6,427,592
Financing Corp. (FICO) Strip	0.000%	4/5/19	320,000		250,403
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	13,500,000		10,805,994
Financing Corp. (FICO) Strip, Debentures	0.000%	11/30/17	1,240,000		1,040,769
Financing Corp. (FICO) Strip, Debentures	0.000%	2/8/18	3,815,000		3,173,306
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	14,313,000		11,757,958
Financing Corp. (FICO) Strip, Debentures	0.000%	8/3/18	23,073,000		18,723,740
Financing Corp. (FICO) Strip, Debentures	0.000%	3/7/19	11,319,000		8,894,957
Financing Corp. (FICO) Strip, Debentures	0.000%	6/6/19	1,850,000		1,434,225
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	11,535,000		9,521,081
Financing Corp. (FICO) Strip, Notes	0.000%	8/3/18	13,681,000		11,102,131
Financing Corp. (FICO) Strip, Notes	0.000%	9/26/19	708,000		539,202
Tennessee Valley Authority, Bonds	5.980%	4/1/36	120,000		138,376
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	840,000		1,091,528
Tennessee Valley Authority, Notes	5.250%	9/15/39	7,700,000		8,152,837
Total U.S. Government Agencies					283,268,743

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	37

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Obligations — 4.0%
U.S. Treasury Bonds	4.375%	11/15/39	32,760,000	$32,775,364
U.S. Treasury Bonds	4.750%	2/15/41	36,030,000	38,298,773
U.S. Treasury Bonds	4.375%	5/15/41	49,500,000	49,422,780
U.S. Treasury Notes	1.375%	2/15/13	330,000	335,246
U.S. Treasury Notes	0.500%	5/31/13	705,000	705,744
U.S. Treasury Notes	1.250%	2/15/14	3,280,000	3,328,177
U.S. Treasury Notes	1.250%	4/15/14	13,946,000	14,142,109
U.S. Treasury Notes	1.000%	5/15/14	1,215,000	1,223,068
U.S. Treasury Notes	1.750%	5/31/16	113,270,000	113,446,701
U.S. Treasury Notes	1.500%	6/30/16	14,540,000	14,362,757
U.S. Treasury Notes	2.375%	5/31/18	31,760,000	31,591,354
U.S. Treasury Notes	3.125%	5/15/21	45,120,000	44,993,213
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	510,000	297,758
Total U.S. Government Obligations				344,923,044
Total U.S. Government & Agency Obligations (Cost — $613,941,341)				628,191,787
U.S. Treasury Inflation Protected Securities — 2.5%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	40,343,878	46,370,245	(j)
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	39,142,041	42,768,785
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	98,377,332	112,180,853
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	3,164,177	3,311,014
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	8,183,516	8,891,259
Total U.S. Treasury Inflation Protected Securities (Cost — $183,268,786)				213,522,156

			Shares
Common Stocks — 0.0%
Consumer Discretionary — 0.0%
Media — 0.0%
Citadel Broadcasting Corp., Class A Shares (Cost — $48,176)			2,463	82,141	*
Convertible Preferred Stocks — 0.0%
Financials — 0.0%
Thrifts & Mortgage Finance — 0.0%
Federal National Mortgage Association (FNMA)	5.375%		29	264,625	*
Utilities — 0.0%
Electric Utilities — 0.0%
AES Trust III	6.750%		71,200	3,507,312
Total Convertible Preferred Stocks (Cost — $6,233,675)				3,771,937

See Notes to Financial Statements.

38	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Plus Bond Portfolio

Security	Rate		Shares	Value
Preferred Stocks — 0.1%
Financials — 0.1%
Diversified Financial Services — 0.1%
Citigroup Capital XII	8.500%		155,875	$4,024,692	(a)
Citigroup Capital XIII	7.875%		77,075	2,141,144	(a)
Total Diversified Financial Services				6,165,836
Thrifts & Mortgage Finance — 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	8.375%		40,240	118,708	*(a)
Federal National Mortgage Association (FNMA)	0.000%		53,100	191,160	*(a)
Federal National Mortgage Association (FNMA)	8.250%		203,875	438,331	*(a)
Total Thrifts & Mortgage Finance				748,199
Total Preferred Stocks (Cost — $14,751,545)				6,914,035

		Expiration Date	Contracts/Notional Par
Purchased Options — 0.2%
Eurodollar Mid Curve 1-Year Futures, Put @ $99.00		9/16/11	1,307	277,738
Interest rate swaption with Banc of America Securities LLC, Call @ 3.50%		11/2/17	38,950,000	1,169,850
Interest rate swaption with Banc of America Securities LLC, Put @ 6.00%		11/2/17	194,800,000	8,730,059
Interest rate swaption with BNP Paribas, Call @ 0.90%		7/20/11	494,400,000	597,769
Interest rate swaption with Credit Suisse First Boston Inc., Call @ 3.50%		11/2/17	3,300,000	99,114
Interest rate swaption with Credit Suisse First Boston Inc., Put @ 6.00%		11/2/17	16,700,000	748,419
U.S. Treasury 10-Year Notes Futures, Call @ $123.50		7/22/11	1,276	757,625
U.S. Treasury 10-Year Notes Futures, Call @ $124.00		8/26/11	639	449,297
Total Purchased Options (Cost — $11,621,641)				12,829,871
Total Investments Before Short-Term Investments (Cost — $8,660,787,264)				8,590,295,445

		Maturity Date	Face Amount†
Short-Term Investments — 20.7%
Supranationals/Sovereigns — 0.5%
Inter-American Development Bank, Discount Notes (Cost — $43,998,827)	0.030%	8/2/11	44,000,000	43,999,208	(k)

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	39

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Agencies — 19.0%
Federal Home Loan Bank (FHLB), Discount Notes	0.271%	9/19/11	94,000,000	$93,993,702	(k)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.210%	7/13/11	75,000,000	74,994,750	(k)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	7/12/11	50,000,000	49,996,944	(k)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.240%	7/26/11	100,000,000	99,983,333	(k)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.150%	8/9/11	300,000,000	299,951,250	(k)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.060%	8/18/11	40,000,000	39,996,800	(k)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.050%	10/5/11	21,000,000	20,997,753	(k)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.085%	10/12/11	75,000,000	74,991,450	(k)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.110%	12/15/11	125,000,000	124,947,875	(k)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.120%	1/10/12	11,000,000	10,993,521	(j)(k)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.120%	1/12/12	136,200,000	136,118,961	(k)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.130%	2/7/12	250,000,000	249,816,000	(k)
Federal National Mortgage Association (FNMA), Discount Notes	0.120%	7/5/11	145,000,000	144,998,067	(k)
Federal National Mortgage Association (FNMA), Discount Notes	0.100%	12/7/11	136,200,000	136,145,929	(k)
Federal National Mortgage Association (FNMA), Discount Notes	0.150%	1/17/12	100,000,000	99,938,900	(k)
Total U.S. Government Agencies (Cost — $1,657,741,358)				1,657,865,235
U.S. Treasury Bills — 1.2%
U.S. Treasury Bills (Cost — $99,983,208)	0.098%	9/1/11	100,000,000	99,997,100	(k)
Total Short-Term Investments (Cost — $1,801,723,393)				1,801,861,543
Total Investments — 119.1% (Cost — $10,462,510,657#)				10,392,156,988
Liabilities in Excess of Other Assets — (19.1)%				(1,664,955,334)
Total Net Assets — 100.0%				$8,727,201,654

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

See Notes to Financial Statements.

40	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Plus Bond Portfolio

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Illiquid security.

(f)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	The coupon payment on these securities is currently in default as of June 30, 2011.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(k)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CMB	— Cash Management Bill
GO	— General Obligation
HELOC	— Home Equity Line of Credit
IO	— Interest Only
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PAC	— Planned Amortization Class
PLN	— Polish Zloty
PO	— Principal Only
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	41

Western Asset Core Plus Bond Portfolio

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts	Value
Eurodollar Futures, Call	3/19/12	$99.38	737	$456,019
Eurodollar Futures, Call	3/19/12	99.25	511	447,125
Eurodollar Futures, Call	3/19/12	99.50	883	342,163
Eurodollar Futures, Put	3/19/12	99.50	883	342,162
Eurodollar Futures, Put	3/19/12	99.38	737	198,069
Eurodollar Futures, Put	3/19/12	99.25	511	108,587
Eurodollar Mid Curve 1-Year Futures, Put	9/16/11	98.25	1,307	24,506
U.S. Treasury 10-Year Notes Futures, Call	7/22/11	125.50	427	26,688
U.S. Treasury 10-Year Notes Futures, Call	8/26/11	125.50	427	133,438
U.S. Treasury 10-Year Notes Futures, Put	8/26/11	121.50	427	453,687

		Strike Rate	Notional Par
Interest rate swaption with Banc of America Securities LLC, Put	11/2/17	7.25%	155,800,000	4,220,516
Interest rate swaption with Banc of America Securities LLC, Put	11/2/17	9.50	155,800,000	2,092,534
Interest rate swaption with Barclays Capital Inc., Call	10/2/13	4.95	124,690,000	10,898,140
Interest rate swaption with Barclays Capital Inc., Put	10/2/13	4.95	124,690,000	4,266,341
Interest rate swaption with BNP Paribas, Put	7/20/11	1.00	494,400,000	437,010
Interest rate swaption with Credit Suisse First Boston Inc., Put	11/2/17	7.25	13,300,000	360,288
Interest rate swaption with Credit Suisse First Boston Inc., Put	11/2/17	9.50	13,300,000	178,631
Interest rate swaption with JPMorgan Securities Inc., Call	10/3/13	4.86	124,700,000	10,246,613
Interest rate swaption with JPMorgan Securities Inc., Put	10/3/13	4.86	124,700,000	4,575,744
Total Written Options (Premiums received — $40,324,649)				$39,808,261

See Notes to Financial Statements.

42	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2011

Assets:
Investments, at value (Cost — $10,462,510,657)	$10,392,156,988
Foreign currency, at value (Cost — $8,031,632)	7,810,391
Cash	12,582,733
Receivable for securities sold	2,547,759,985
Deposits with brokers for swap contracts	70,280,000
Interest receivable	62,555,124
Swaps, at value (net premiums paid — $8,781,378)	19,734,631
Foreign currency collateral for open futures contracts, at value (Cost — $11,394,066)	11,916,457
Receivable for Fund shares sold	9,369,296
Receivable from broker — variation margin on open futures contracts	4,761,265
Unrealized appreciation on forward foreign currency contracts	2,486,778
Principal paydown receivable	650,923
Receivable for open swap contracts	232,828
Prepaid expenses	52,931
Other receivables	102
Total Assets	13,142,350,432

Liabilities:
Payable for securities purchased	4,292,159,304
Swaps, at value (net premium received — $12,949,670)	48,454,968
Written options, at value (premiums received $40,324,649)	39,808,261
Payable for Fund shares repurchased	20,486,140
Payable for open swap contracts	5,439,792
Investment management fee payable	2,770,045
Unrealized depreciation on forward foreign currency contracts	2,373,656
Distributions payable	2,100,630
Service and/or distribution fees payable	384,583
Directors’ fees payable	106,038
Accrued expenses	1,065,361
Total Liabilities	4,415,148,778
Total Net Assets	$8,727,201,654

Net Assets:
Par value (Note 7)	$797,171
Paid-in capital in excess of par value	9,349,292,626
Undistributed net investment income	17,048,391
Accumulated net realized loss on investments, futures contracts, written options, swap contracts and foreign currency transactions	(547,423,521)
Net unrealized depreciation on investments, futures contracts, written options, swap contracts and foreign currencies	(92,513,013)
Total Net Assets	$8,727,201,654

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	43

Shares Outstanding:
Class IS	197,454,129
Class I	430,648,873
Class FI	169,068,292

Net Asset Value:
Class IS	$10.94
Class I	$10.95
Class FI	$10.95

See Notes to Financial Statements.

44	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2011

Investment Income:
Interest	$155,611,847
Dividends	451,903
Less: Foreign taxes withheld	(92,432)
Total Investment Income	155,971,318

Expenses:
Investment management fee (Note 2)	16,834,722
Service and/or distribution fees (Notes 2 and 5)	1,888,930
Transfer agent fees (Note 5)	1,388,410
Custody fees	253,336
Fund accounting fees	219,879
Directors’ fees	206,353
Legal fees	103,513
Insurance	81,571
Audit and tax	53,536
Shareholder reports (Note 5)	40,199
Registration fees	25,438
Fees recaptured by investment manager	3,982
Miscellaneous expenses	17,797
Total Expenses	21,117,666
Less: Fees forgone and/or expense reimbursements (Notes 2 and 5)	(554,380)
Net Expenses	20,563,286
Net Investment Income	135,408,032

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(5,548,375)
Futures contracts	(14,674,289)
Written options	6,223,657
Swap contracts	(7,113,064)
Foreign currency transactions	(16,668,894)
Net Realized Loss	(37,780,965)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	167,365,883
Futures contracts	12,011,570
Written options	5,660,940
Swap contracts	(5,733,107)
Foreign currencies	1,523,062
Change in Net Unrealized Appreciation (Depreciation)	180,828,348
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	143,047,383
Increase in Net Assets from Operations	$278,455,415

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	45

Statements of changes in net assets

For the Six Months Ended June 30, 2011 (unaudited) and the Year Ended December 31, 2010	2011	2010

Operations:
Net investment income	$135,408,032	$336,845,045
Net realized gain (loss)	(37,780,965)	146,289,396
Change in net unrealized appreciation (depreciation)	180,828,348	431,840,055
Increase in Net Assets From Operations	278,455,415	914,974,496

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(149,704,130)	(416,208,329)
Decrease in Net Assets From Distributions to Shareholders	(149,704,130)	(416,208,329)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,262,041,626	1,551,885,411
Reinvestment of distributions	134,020,931	383,101,489
Cost of shares repurchased	(1,733,987,461)	(2,556,900,880)
Increase (Decrease) in Net Assets From Fund Share Transactions	662,075,096	(621,913,980)
Increase (Decrease) in Net Assets	790,826,381	(123,147,813)

Net Assets:
Beginning of period	7,936,375,273	8,059,523,086
End of period*	$8,727,201,654	$7,936,375,273
* Includes undistributed net investment income of:	$17,048,391	$31,344,489

See Notes to Financial Statements.

46	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2011[2]	2010[3]	2009	2008[4]

Net asset value, beginning of period	$10.78	$10.13	$8.66	$9.34

Income (loss) from operations:
Net investment income	0.18	0.45	0.48	0.20
Net realized and unrealized gain (loss)	0.18	0.76	1.70	(0.62)
Total income (loss) from operations	0.36	1.21	2.18	(0.42)

Less distributions from:
Net investment income	(0.20)	(0.56)	(0.57)	(0.26)
Net realized gains	—	—	(0.14)	—
Total distributions	(0.20)	(0.56)	(0.71)	(0.26)

Net asset value, end of period	$10.94	$10.78	$10.13	$8.66
Total return[5]	3.34%	12.10%	26.11%	(4.54)%

Net assets, end of period (000s)	$2,161,016	$1,824,251	$1,835,921	$1,559,843

Ratios to average net assets:
Gross expenses	0.43%[6]	0.43%	0.43%	0.44%[6]
Net expenses[7]	0.43 [6]	0.43	0.43 [8]	0.44 [6,8]
Net investment income	3.32 [6]	4.20	5.20	5.70 [6]

Portfolio turnover rate	118%[9]	464%	202%	124%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2011 (unaudited).

[3]	In April 2010, Institutional Select Class shares were renamed Class IS shares.

[4]	For the period August 4, 2008 (inception date) to December 31, 2008.

[5]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Reflects fees forgone and/or expense reimbursements.

[9]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 431% for the six months ended June 30, 2011.

[10]	Not annualized.

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	47

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares	2011[1]		2010[2]	2009	2008[3]		2008[4]	2007[4]		2006[4]

Net asset value, beginning of period	$10.78		$10.14	$8.66	$9.87		$10.55	$10.24		$10.52

Income (loss) from operations:
Net investment income	0.18	[5]	0.45 [5]	0.48 [5]	0.39	[5]	0.55 [5]	0.51	[5]	0.45
Net realized and unrealized gain (loss)	0.19		0.75	1.71	(1.17)		(0.62)	0.33		(0.18)
Total income (loss) from operations	0.37		1.20	2.19	(0.78)		(0.07)	0.84		0.27

Less distributions from:
Net investment income	(0.20)		(0.56)	(0.57)	(0.43)		(0.53)	(0.53)		(0.52)
Net realized gains	—		—	(0.14)	—		(0.08)	(0.00)	[6]	(0.03)
Total distributions	(0.20)		(0.56)	(0.71)	(0.43)		(0.61)	(0.53)		(0.55)

Net asset value, end of period	$10.95		$10.78	$10.14	$8.66		$9.87	$10.55		$10.24
Total return[7]	3.42%		11.97%	26.20%	(8.01)%		(0.72)%	8.48%		2.57%

Net assets, end of period (000s)	$4,715,507		$5,188,774	$5,466,554	$6,607,180		$12,943,882	$11,495,842		$6,896,815

Ratios to average net assets:
Gross expenses	0.46%[8]		0.45%	0.46%	0.46%[8]		0.43%	0.44%		0.45%
Net expenses[9]	0.46	[8]	0.45	0.46	0.46	[8]	0.43 [10]	0.44	[10]	0.45 [10]
Net investment income	3.29	[8]	4.20	5.20	5.50	[8]	5.40	4.90		4.30

Portfolio turnover rate	118%[11]		464%	202%	124%[12]		488%	449%		549%

[1]	For the six months ended June 30, 2011 (unaudited).

[2]	In April 2010, Institutional Class shares were renamed Class I shares.

[3]	For the period April 1, 2008 through December 31, 2008.

[4]	For the year ended March 31.

[5]	Per share amounts have been calculated using the average shares method.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fees forgone and/or expense reimbursements.

[11]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 431% for the six months ended June 30, 2011.

[12]	Not annualized.

See Notes to Financial Statements.

48	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares	2011[1]		2010[2]	2009	2008[3]		2008[4]	2007[4]	2006[4]

Net asset value, beginning of period	$10.78		$10.13	$8.66	$9.88		$10.56	$10.24	$10.52

Income (loss) from operations:
Net investment income	0.16	[5]	0.42 [5]	0.45 [5]	0.37	[5]	0.52 [5]	0.48 [5]	0.42
Net realized and unrealized gain (loss)	0.19		0.76	1.71	(1.17)		(0.62)	0.35	(0.18)
Total income (loss) from operations	0.35		1.18	2.16	(0.80)		(0.10)	0.83	0.24

Less distributions from:
Net investment income	(0.18)		(0.53)	(0.55)	(0.42)		(0.50)	(0.51)	(0.49)
Net realized gains	—		—	(0.14)	—		(0.08)	(0.00) [6]	(0.03)
Total distributions	(0.18)		(0.53)	(0.69)	(0.42)		(0.58)	(0.51)	(0.52)

Net asset value, end of period	$10.95		$10.78	$10.13	$8.66		$9.88	$10.56	$10.24
Total return[7]	3.30%		11.80%	25.78%	(8.28)%		(0.97)%	8.30%	2.32%

Net assets, end of period (000s)	$1,850,679		$923,350	$757,048	$840,452		$1,215,985	$767,903	$503,217

Ratios to average net assets:
Gross expenses	0.77%[8]		0.76%	0.86%	0.77%[8]		0.68%	0.69%	0.70%
Net expenses[9,10]	0.70	[8]	0.70	0.70	0.70	[8]	0.68	0.69	0.70
Net investment income	3.05	[8]	3.90	4.90	5.20	[8]	5.10	4.70	4.00

Portfolio turnover rate	118%[11]		464%	202%	124%[12]		488%	449%	549%

[1]	For the six months ended June 30, 2011 (unaudited).

[2]	In April 2010, Financial Intermediary Class shares were renamed Class FI shares.

[3]	For the period April 1, 2008 through December 31, 2008.

[4]	For the year ended March 31.

[5]	Per share amounts have been calculated using the average shares method.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fees forgone and/or expense reimbursements.

[11]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 431% for the six months ended June 30, 2011.

[12]	Not annualized.

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	49

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Portfolio (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund offers three classes of shares: Class IS, Class I and Class FI. Shares in the Class FI bear a distribution fee. The income and expenses of the Fund are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on the Class FI shares, and transfer agent and shareholder servicing expenses, and certain other expenses, which are determined separately for each class.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Debt securities are valued at the last quoted bid price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

50	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Mortgage-backed securities	—	$2,529,030,296	$200,636,501	$2,729,666,797
Asset-backed securities	—	315,101,218	45,753,709	360,854,927
Collateralized mortgage obligations	—	1,327,198,235	36,884,863	1,364,083,098
Collateralized senior loans	—	168,814,152	—	168,814,152
Corporate bonds & notes	—	2,666,497,127	15,788,215	2,682,285,342
Municipal bonds	—	130,257,558	20,705,500	150,963,058
Sovereign bonds	—	268,316,144	—	268,316,144
U.S. government & agency obligations	—	628,191,787	—	628,191,787
U.S. treasury inflation protected securities	—	213,522,156	—	213,522,156
Common stocks	$82,141	—	—	82,141
Convertible preferred stocks	3,507,312	264,625	—	3,771,937
Preferred stocks	6,722,875	191,160	—	6,914,035
Purchased options	1,484,660	11,345,211	—	12,829,871
Total long-term investments	$11,796,988	$8,258,729,669	$319,768,788	$8,590,295,445
Short-term investments†	—	1,801,861,543	—	1,801,861,543
Total investments	$11,796,988	$10,060,591,212	$319,768,788	$10,392,156,988
Other financial instruments:
Futures contracts	7,719,763	—	—	7,719,763
Forward foreign currency contracts	—	2,486,778	—	2,486,778
Credit default swaps on corporate issues — sell protection	—	1,124,474	—	1,124,474

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	51

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Credit default swaps on corporate issues — buy protection	—	$6,560,111	—	$6,560,111
Credit default swaps on credit indices — sell protection	—	943,437	—	943,437
Credit default swaps on credit indices — buy protection	—	10,439,903	—	10,439,903
Total return swaps‡	—	666,706	—	666,706
Total other financial instruments	$7,719,763	$22,221,409	—	$29,941,172
Total	$19,516,751	$10,082,812,621	$319,768,788	$10,422,098,160

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$2,532,444	$37,275,817	—	$39,808,261
Futures contracts	6,494,267	—	—	6,494,267
Forward foreign currency contracts	—	2,373,656	—	2,373,656
Interest rate swaps	—	29,996,775	—	29,996,775
Credit default swaps on corporate issues — sell protection	—	2,536,147	—	2,536,147
Credit default swaps on corporate issues — buy protection	—	297,633	—	297,633
Credit default swaps on credit indices — sell protection	—	8,717,242	—	8,717,242
Credit default swaps on credit indices — buy protection	—	6,743,762	—	6,743,762
Total return swaps‡	—	163,409	—	163,409
Total	$9,026,711	$88,104,441	—	$97,131,152

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Mortgage- Backed Securities	Asset- Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds & Notes	Municipal Bonds	Total
Balance as of December 31, 2010	—	$2,595,097	$89,440	$17,561,062	$13,243,000	$33,488,599
Accrued premiums/discounts	$(1,376)	42,772	2,925	(33,165)	24,026	35,182
Realized gain(loss)[1]	—	32,943	(183,038)	—	135,046	(15,049)
Change in unrealized appreciation (depreciation)[2]	1,377	(179,761)	(378,281)	(52,672)	(9,541)	(618,878)

52	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Investments in Securities	Mortgage- Backed Securities	Asset- Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds & Notes	Municipal Bonds	Total
Net purchases (sales)	$200,636,500	$17,478,104	$37,353,817	—	$7,312,969	$262,781,390
Transfers into Level 3	—	25,784,554	—	$6,890,810	—	32,675,364
Transfers out of Level 3	—	—	—	(8,577,820)	—	(8,577,820)
Balance as of June 30, 2011	$200,636,501	$45,753,709	$36,884,863	$15,788,215	$20,705,500	$319,768,788
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2011[2]	$1,377	$(179,761)	$(378,281)	$(42,811)	$(9,541)	$(609,017)

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	53

gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(e) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance

54	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(h) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(i) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	55

the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(j) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2011, the total notional value of all credit default swaps to sell protection is $245,494,793. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the period ended June 30, 2011, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities com-

56	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

prising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	57

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(k) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses

58	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(l) Stripped securities. The Fund may invest in “Stripped Securities,” a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(m) Swaptions. The Fund writes swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. If a written call swaption is exercised, the writer enters a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer enters a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

(n) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	59

The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(o) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of June 30, 2011, the Fund held credit default swaps, interest rate swaps, total return swaps, written options and forward foreign currency contracts with credit related contingent features which had a liability position of $90,636,885. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2011, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $70,280,000, which could be used to reduce the required payment.

(p) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of

60	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(q) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(r) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(s) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(t) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2011, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(u) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

The Fund has an investment management agreement with Legg Mason Partners Fund Advisor, LLC (“LMPFA”). Western Asset Management Company (“Western

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	61

Asset”) is the investment adviser. Western Asset Management Company Limited (“Western Asset Limited”), Western Asset Management Company Pte. Ltd. (“Western Singapore”) and Western Asset Management Company Ltd (“Western Japan”) share advisory responsibilities with Western Asset. LMPFA, Western Asset, Western Asset Limited, Western Singapore and Western Japan are wholly owned subsidiaries of Legg Mason, Inc (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion.

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage commissions) so that total operating expenses are not expected to exceed 0.45% and 0.70% for Class IS and Class FI shares, respectively. Western Asset and Western Asset Limited also agreed to waive their advisory fees (which are paid by LMPFA and not the Fund) under corresponding amounts under the Fee Cap. This arrangement cannot be terminated prior to April 30, 2012 without the Board’s consent.

During the six months ended June 30, 2011, fees forgone and/or expenses reimbursed for the Fund amounted to $554,380.

With respect to Class IS and Class FI shares, the manager is permitted to recapture amounts forgone or reimbursed to a class within three years after the day on which the manager earned the fee or incurred the expense if the class’s total annual operating expenses have fallen to a level below the lower of the limit described above or the limit then in effect.

Pursuant to these agreements, at June 30, 2011, the Fund had remaining fees forgone and/or expense reimbursements subject to recapture by LMPFA and date of expiration as follows:

Class FI
Expires December 31, 2011	$630,871
Expires December 31, 2012	1,102,926
Expires December 31, 2013	538,164
Expires December 31, 2014	554,380
Fees forgone/expense reimbursement subject to recapture	$2,826,341

For the six months ended June 30, 2011, LMPFA recaptured $3,982 for Class IS.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason serves as the distributor of the Fund’s shares.

62	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$1,144,117,079	$35,348,225,207
Sales	1,142,125,723	35,012,788,655

At June 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$331,085,081
Gross unrealized depreciation	(401,438,750)
Net unrealized depreciation	$(70,353,669)

At June 30, 2011, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
3 Month Euribor	1,449	9/11	$515,559,349	$516,228,733	$669,384
90-Day Eurodollar	631	3/12	156,971,188	156,984,913	13,725
3 Month Euribor	238	3/12	84,187,775	84,584,112	396,337
U.S. Treasury Ultra Long-Term Bonds	4,837	9/11	616,397,332	610,671,250	(5,726,082)
					$(4,646,636)
Contracts to Sell:
U.S. Treasury 2-Year Notes	1,711	9/11	374,528,971	375,297,156	$(768,185)
U.S. Treasury 5-Year Notes	6,283	9/11	750,299,684	748,904,152	1,395,532
U.S. Treasury 10-Year Notes	3,761	9/11	464,363,839	460,076,078	4,287,761
U.S. Treasury 30-Year Bonds	932	9/11	115,520,050	114,665,125	854,925
90-Day Eurodollar	631	3/13	155,769,799	155,667,700	102,099
					$5,872,132
Net unrealized gain on open futures contracts					$1,225,496

During the six months ended June 30, 2011, written option transactions for the Fund were as follows:

	Number of Contracts/ Notional Par	Premiums
Written options, outstanding as of December 31, 2010	1,105,284,841	$39,448,431
Options written	2,167,214,966	11,857,258
Options closed	(1,394,004,915)	(5,085,546)
Options exercised	(278,803,615)	(3,322,325)
Options expired	(268,304,427)	(2,573,169)
Written options, outstanding as of June 30, 2011	1,331,386,850	$40,324,649

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	63

At June 30, 2011, the Fund held TBA securities with a total cost of $1,504,972,379.

At June 30, 2011, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
Euro	Citibank N.A.	5,465,049	$7,914,011	8/18/11	$14,381
Euro	Credit Suisse First Boston Inc.	31,793,419	46,040,476	8/18/11	17,276
Euro	UBS AG	6,170,609	8,935,741	8/18/11	(12,012)
Japanese Yen	Goldman Sachs Group Inc.	3,505,750,760	43,558,254	8/18/11	284,859
					$304,504
Contracts to Sell:
Euro	Citibank N.A.	61,600,000	$89,203,784	8/18/11	$(2,361,644)
Euro	Goldman Sachs Group Inc.	47,500,000	68,785,385	8/18/11	1,627,190
Euro	JP Morgan Chase & Co.	58,815,000	85,170,788	8/18/11	205,066
Euro	Morgan Stanley & Co. Inc.	63,690,000	92,230,341	8/18/11	93,728
Japanese Yen	Deutsche Bank AG	3,600,000,000	44,729,282	8/18/11	132,768
Japanese Yen	JP Morgan Chase & Co.	7,129,387,100	88,581,212	8/18/11	111,510
					$(191,382)
Net unrealized gain on open forward foreign currency contracts					$113,122

At June 30, 2011, the Fund held the following open swap contracts:

INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made By The Fund‡	Payments Received By The Fund‡	Upfront Premiums Paid (Received)	Unrealized Depreciation
Banc of America Securities LLC	$8,100,000	3/1/13	5.104% semi-annually	3-Month LIBOR	—	$(611,580)
Banc of America Securities LLC	5,510,000	12/16/13	5.381% semi-annually	3-Month LIBOR	—	(605,409)
Banc of America Securities LLC	7,950,000	11/10/15	4.864% semi-annually	3-Month LIBOR	—	(1,052,469)
Banc of America Securities LLC	5,500,000	1/15/16	5.451% semi-annually	3-Month LIBOR	—	(880,041)
Banc of America Securities LLC	8,270,000	10/3/16	5.425% semi-annually	3-Month LIBOR	—	(1,385,427)
Banc of America Securities LLC	212,490,000	2/15/25	4.295% semi-annually	3-Month LIBOR	—	(15,207,858)
Barclays Capital Inc.	10,850,000	11/1/11	5.439% semi-annually	3-Month LIBOR	—	(187,461)
Barclays Capital Inc.	6,240,000	6/25/12	5.060% semi-annually	3-Month LIBOR	—	(287,103)
Barclays Capital Inc.	6,330,000	9/15/12	5.189% semi-annually	3-Month LIBOR	—	(364,689)
Credit Suisse First Boston Inc.	5,300,000	8/15/13	5.023% semi-annually	3-Month LIBOR	—	(479,732)
Credit Suisse First Boston Inc.	6,630,000	3/15/14	5.131% semi-annually	3-Month LIBOR	—	(737,541)
Credit Suisse First Boston Inc.	5,350,000	9/15/15	5.160% semi-annually	3-Month LIBOR	—	(764,861)

64	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made By The Fund‡	Payments Received By The Fund‡	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit Suisse First Boston Inc.	$4,880,000	3/1/17	5.335% semi-annually	3-Month LIBOR	—	$(812,695)
Deutsche Bank AG	10,890,000	6/15/16	5.183% semi-annually	3-Month LIBOR	—	(1,661,964)
Deutsche Bank AG	8,270,000	4/1/17	5.435% semi-annually	3-Month LIBOR	—	(1,427,839)
JPMorgan Chase & Co.	8,250,000	9/15/14	5.000% semi-annually	3-Month LIBOR	—	(986,287)
Morgan Stanley & Co. Inc.	5,540,000	3/15/12	4.763% semi-annually	3-Month LIBOR	—	(173,123)
Morgan Stanley & Co. Inc.	6,600,000	4/30/16	5.189% semi-annually	3-Month LIBOR	—	(1,001,929)
RBS Greenwich	4,560,000	4/1/12	5.011% semi-annually	3-Month LIBOR	—	(160,388)
RBS Greenwich	8,230,000	3/1/16	5.120% semi-annually	3-Month LIBOR	—	(1,208,379)
Total	$345,740,000				—	$(29,996,775)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread At June 30, 2011[3]	Periodic Payments Received By The Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banc of America Securities LLC (AES Corp., 7.750%, due 3/1/14)	$5,600,000	3/20/17	3.97%	2.800% quarterly	$(316,141)	—	$(316,141)
Banc of America Securities LLC (AES Corp., 7.750%, due 3/1/14)	3,600,000	3/20/17	3.97%	2.600% quarterly	(238,009)	—	(238,009)
Deutsche Bank AG (AES Corp., 7.750%, due 3/1/14)	1,700,000	12/20/16	3.90%	2.210% quarterly	(134,800)	—	(134,800)
Deutsche Bank AG (AES Corp., 7.750%, due 3/1/14)	2,500,000	12/20/16	3.90%	2.200% quarterly	(199,407)	—	(199,407)
Deutsche Bank AG (Ford Motor Credit Co., 7.250%, due 10/25/11)	4,450,000	9/20/17	2.49%	3.650% quarterly	269,123	—	269,123
Deutsche Bank AG (Ford Motor Credit Co., 7.250%, due 10/25/11)	3,500,000	9/20/17	2.49%	3.650% quarterly	211,669	—	211,669
Deutsche Bank AG (Ford Motor Credit Co., 7.450%, due 7/16/31)	2,600,000	3/20/15	2.16%	2.930% quarterly	70,894	—	70,894
Deutsche Bank AG (MetLife Inc., 5.000%, due 6/15/15)	19,810,000	6/20/18	1.70%	1.000% quarterly	(847,746)	$(825,367)	(22,379)
Goldman Sachs Group Inc. (Ford Motor Credit Co., 7.000%, due 10/1/13)	6,400,000	9/20/17	2.49%	3.770% quarterly	427,091	—	427,091

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	65

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread At June 30, 2011[3]	Periodic Payments Received By The Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs Group Inc. (TXU Corp., 5.550%, due 11/15/14)	$2,700,000	9/20/12	8.88%	3.240% quarterly	$(176,743)	—	$(176,743)
RBS Greenwich (Ally Financial Inc., 6.875%, due 8/28/12)	780,000	12/20/11	1.45%	1.340% quarterly	(406)	—	(406)
RBS Greenwich (Bank of America Corp., 6.250%, due 4/15/12)	7,400,000	3/20/12	0.36%	0.600% quarterly	12,723	—	12,723
RBS Greenwich (Bank of America Corp., 6.250%, due 4/15/12)	9,900,000	9/20/12	0.45%	0.660% quarterly	26,269	—	26,269
RBS Greenwich (Eastman Kodak Co., 7.250%, due 11/15/13)	3,260,000	9/20/12	8.88%	2.250% quarterly	(246,684)	—	(246,684)
RBS Greenwich (Ford Motor Credit Co., 7.450%, due 7/16/31)	2,500,000	6/20/12	0.75%	5.100% quarterly	106,705	—	106,705
RBS Greenwich (General Motors Acceptance Corp., 6.875%, due 8/28/12)	680,000	12/20/11	1.45%	1.200% quarterly	(807)	—	(807)
RBS Greenwich (General Motors Acceptance Corp., 6.875%, due 8/28/12)	8,500,000	3/20/12	1.45%	1.170% quarterly	(17,184)	—	(17,184)
RBS Greenwich (General Motors Acceptance Corp., 6.875%, due 8/28/12)	9,400,000	3/20/12	1.45%	1.400% quarterly	(3,353)	—	(3,353)
RBS Greenwich (General Motors Acceptance Corp., 6.875%, due 8/28/12)	4,200,000	12/20/16	3.43%	1.550% quarterly	(354,867)	—	(354,867)
Total	$99,480,000				$(1,411,673)	$(825,367)	$(586,306)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made By The Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banc of America Securities LLC (Home Depot Inc., 5.875%, due 12/16/36)	$5,510,000	12/20/13	0.635% quarterly	$(43,256)	—	$(43,256)
Banc of America Securities LLC (Marriot International Inc., 4.625%, due 6/15/12 )	7,950,000	12/20/15	0.730% monthly	59,682	—	59,682

66	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made By The Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banc of America Securities LLC (Masco Corp., 5.875%, due 7/15/12)	$8,270,000	12/20/16	1.040% quarterly	$746,341	—	$746,341
Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13 )	5,940,000	3/20/13	1.050% monthly	80,123	—	80,123
Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	5,500,000	12/20/15	1.130% quarterly	(89,533)	—	(89,533)
Barclays Capital Inc. (AmerisourceBergen Corp., 5.625%, due 9/15/12)	6,330,000	9/20/12	0.500% quarterly	(25,974)	—	(25,974)
Barclays Capital Inc. (Health Care Property Investments Inc., 6.450%, due 6/25/12)	6,240,000	6/20/12	0.630% quarterly	(18,255)	—	(18,255)
Barclays Capital Inc. (Motorola Inc., 6.500%, due 9/1/25)	10,850,000	12/20/11	0.320% quarterly	(9,831)	—	(9,831)
Credit Suisse First Boston Inc. (AmerisourceBergen Corp., 5.875%, due 9/15/15)	5,350,000	9/20/15	0.900% quarterly	(58,999)	—	(58,999)
Credit Suisse First Boston Inc. (Masco Corp., 5.875%, due 7/15/12)	5,830,000	9/20/13	0.750% quarterly	72,476	—	72,476
Credit Suisse First Boston Inc. (Southwest Airlines Co., 5.250%, due 10/1/14)	4,880,000	3/20/17	0.690% quarterly	189,633	—	189,633
Credit Suisse First Boston Inc. (Waste Management Inc., 5.000%, due 3/15/14)	6,630,000	3/20/14	0.490% quarterly	19,340	—	19,340
Deutsche Bank AG (AutoZone Inc., 6.950%, due 6/15/16)	10,890,000	6/20/16	0.580% quarterly	47,408	—	47,408
Deutsche Bank AG (CenturyTel Inc., 7.875%, due 8/15/12)	8,270,000	3/20/17	0.890% quarterly	516,980	—	516,980
Goldman Sachs Group Inc. (JPM Chase Commercial Mortgage, 5.797%, due 5/15/47)	5,000,000	5/15/47	0.750% monthly	4,565,712	—	4,565,712
JPMorgan Chase & Co. (Bell South Corp., 6.000%, due 10/15/11)	8,250,000	9/20/14	0.280% quarterly	(16,203)	—	(16,203)
Morgan Stanley & Co. Inc. (Gannett Co., 6.375%, due 4/1/12)	4,560,000	3/20/12	0.460% quarterly	2,141	—	2,141
Morgan Stanley & Co. Inc. (Viacom Inc., 6.250%, due 4/30/16)	10,540,000	3/20/12	0.360% quarterly	(18,609)	—	(18,609)
Morgan Stanley & Co. Inc. (Weyerhaeuser Co. Note, 7.125%, due 7/15/23)	5,540,000	3/20/12	0.740% quarterly	(16,973)	—	(16,973)

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	67

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made By The Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
RBS Greenwich (Home Depot Inc., 5.400%, due 3/1/16)	$8,230,000	3/20/16	0.480% monthly	$34,388	—	$34,388
RBS Greenwich (Washington Mutual 2005-AR11, 1-Month LIBOR + 120 bp, due 8/25/45)	229,014	8/25/45	2.550% monthly	225,887	—	225,887	*
Total	$140,789,014			$6,262,478	—	$6,262,478

CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received By The Fund‡	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banc of America Securities LLC (CMBX 1 2006-1 AAA)	$5,115,000	10/12/52	0.100% monthly	$(186,229)	$(191,647)	$5,418
Credit Suisse First Boston Inc. (CDX HY 10)	10,614,000	6/20/13	5.000% quarterly	677,351	(566,868)	1,244,219
Credit Suisse First Boston Inc. (CMBX 1 2006-1 AAA)	7,439,000	10/12/52	0.100% monthly	(270,842)	(334,245)	63,403
Credit Suisse First Boston Inc. (CMBX NA AM 1)	9,690,000	10/12/52	0.500% monthly	(638,813)	(1,070,820)	432,007
Credit Suisse First Boston Inc. (CMBX NA AM 1)	34,730,000	10/12/52	0.500% monthly	(2,289,575)	(1,535,341)	(754,234)
Deutsche Bank AG (CMBX.NA.AM.2)	8,400,000	3/15/49	0.500% monthly	(783,160)	(487,309)	(295,851)
Deutsche Bank AG (iBoxx IG Hi-Vol2)	11,174,667	9/20/14	1.300% quarterly	(142,589)	20,384	(162,973)
JPMorgan Securities Inc. (CMBX.NA.AM.2)	14,200,000	3/15/49	0.500% monthly	(1,323,913)	(823,783)	(500,130)
JPMorgan Securities Inc. (CMBX.NA.AM.3)	14,500,000	12/13/49	0.500% monthly	(1,890,921)	(1,127,824)	(763,097)
JPMorgan Securities Inc. (CMBX NA AM 1)	11,370,000	10/12/52	0.500% monthly	(749,567)	(1,154,766)	405,199
Morgan Stanley & Co. Inc. (CMBX 1 2006-1 AAA)	12,130,000	10/12/52	0.100% monthly	(441,633)	(560,158)	118,525
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	3,326,063	6/25/36	4.420% monthly	133,043	87,380	45,663
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	3,326,063	6/25/36	4.420% monthly	133,043	71,493	61,550
Total	$146,014,793			$(7,773,805)	$(7,673,504)	$(100,301)

68	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made By The Fund‡	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclay’s Capital Inc. (MARKIT CDX HY 15)	$44,000,000	12/20/15	5.000% quarterly	$(1,412,386)	$(1,155,000)	$(257,386)
Barclay’s Capital Inc. (MARKIT CDX HY 15)	60,000,000	12/20/15	5.000% quarterly	(1,925,980)	(1,650,000)	(275,980)
BNP Paribas (MARKIT CDX.NA.IG.16)	380,700,000	6/20/16	1.000% quarterly	(1,420,929)	(1,739,944)	319,015
BNP Paribas (MARKIT CDX.NA.IG.16)	113,700,000	6/20/16	1.000% quarterly	(424,375)	(492,900)	68,525
Credit Suisse First Boston Inc. (CMBX 2 2006-2 AAA)	23,980,000	3/15/49	0.070% monthly	1,107,077	1,019,150	87,927
Credit Suisse First Boston Inc. (CMBX 2 2006-2 AAA)	20,463,000	3/15/49	0.070% monthly	944,708	939,132	5,576
Credit Suisse First Boston Inc. (CMBX 2 2006-2 AAA)	6,660,000	3/15/49	0.070% monthly	307,470	303,863	3,607
Credit Suisse First Boston Inc. (CMBX 3 2007-1 AAA)	12,020,000	12/13/49	0.080% monthly	618,172	638,563	(20,391)
Credit Suisse First Boston Inc. (CMBX NA AM 4)	28,800,000	2/17/51	0.500% monthly	4,383,840	2,703,322	1,680,518
Credit Suisse First Boston Inc. (MARKIT CDX HY 15)	27,500,000	12/20/15	5.000% quarterly	(882,741)	(680,458)	(202,283)
Deutsche Bank AG (CMBX NA AM 4)	5,730,000	2/17/51	0.500% monthly	872,202	1,187,662	(315,460)
Goldman Sachs Group Inc. (CMBX NA AM 4)	6,549,000	2/17/51	0.500% monthly	996,867	1,309,800	(312,933)
Morgan Stanley & Co. Inc. (CMBX 2 2006-2 AAA)	5,320,000	3/15/49	0.070% monthly	245,607	242,725	2,882
RBS Greenwich (CDX HY 10)	10,614,000	6/20/13	5.000% quarterly	(677,351)	839,514	(1,516,865)
RBS Securities Inc. (CMBX 2 2006-2 AAA)	20,880,000	3/15/49	0.070% monthly	963,960	939,600	24,360
Total	$766,916,000			$3,696,141	$4,405,029	$(708,888)

TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made By The Fund	Periodic Payments Received By The Fund		Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banc of America Securities LLC	$11,865,553	1/12/41	1-month LIBOR‡	IOS.FN30.500.10	‡	—	$88,693
Barclays Capital Inc.	19,155,332	1/12/39	1-month LIBOR‡	IOS.FN30.550.08	‡	—	43,334
Barclays Capital Inc.	20,073,304	1/12/41	1-month LIBOR‡	IOS.FN30.500.10	‡	—	150,044
Barclays Capital Inc.	6,275,948	1/12/41	1-month LIBOR‡	IOS.FN30.450.10	‡	$(33,428)	75,831
Credit Suisse First Boston Inc.	26,462,045	1/12/40	1-month LIBOR‡	IOS.FN.30.450.09	‡	—	170,576
Deutsche Bank AG	8,731,754	1/12/41	1-month LIBOR‡	IOS.FN30.450.10	‡	(42,415)	101,410
Goldman Sachs Group Inc.	11,446,826	1/12/39	1-month LIBOR‡	IOS.FN30.600.08	‡	19,994	(34,172)

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	69

TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made By The Fund	Periodic Payments Received By The Fund		Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs Group Inc.	$20,862,133	1/12/39	1-month LIBOR‡	IOS.FN30.600.08	‡	—	$(25,840)
Goldman Sachs Group Inc.	790,634	1/12/40	1-month LIBOR‡	IOS.FN30.450.09	‡	—	5,096
JPMorgan Securities Inc.	4,560,000	1/1/12	TRX-CMBS**	TRX-CMBS Reset	**	—	(22,257)
Morgan Stanley & Co. Inc.	14,159,000	10/1/11	TRX-CMBS**	TRX-CMBS Reset	**	—	(32,434)
Morgan Stanley & Co. Inc.	9,090,000	1/1/12	TRX-CMBS**	TRX-CMBS Reset	**	—	(44,368)
Morgan Stanley & Co. Inc.	4,985,000	1/1/12	TRX-CMBS**	TRX-CMBS Reset	**	—	(24,332)
Morgan Stanley & Co. Inc.	9,875,638	1/12/39	1-month LIBOR‡	IOS.FN30.550.08	‡	—	22,341
Morgan Stanley & Co. Inc.	806,770	1/12/40	1-month LIBOR‡	IOS.FN30.450.09	‡	—	5,201
Morgan Stanley & Co. Inc.	10,705,762	1/12/41	1-month LIBOR‡	IOS.FN30.500.10	‡	$(18,601)	98,624
Total	$179,845,699					$(74,450)	$577,747

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

‡	Percentage shown is an annual percentage rate.

*	Swap contract is valued in good faith at fair value in accordance with procedures approved by the Board of Directors.

**	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

70	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2011.

ASSET DERIVATIVES[1]
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Total
Purchased options[2]	$12,829,871	—	—	$12,829,871
Futures contracts[3]	7,719,763	—	—	7,719,763
Swap contracts[4]	543,315	—	$19,191,316	19,734,631
Forward foreign currency contracts	—	$2,486,778	—	2,486,778
Total	$21,092,949	$2,486,778	$19,191,316	$42,771,043

LIABILITY DERIVATIVES[1]
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Total
Written options	$39,808,261	—	—	$39,808,261
Futures contracts[3]	6,494,267	—	—	6,494,267
Swap contracts[4]	30,160,184	—	$18,294,784	48,454,968
Forward foreign currency contracts	—	$2,373,656	—	2,373,656
Total	$76,462,712	$2,373,656	$18,294,784	$97,131,152

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2011. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Total
Purchased options	$(9,332,433)	—	—	$(9,332,433)
Written options	6,223,657	—	—	6,223,657

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	71

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Total
Futures contracts	$(14,674,289)	—	—	$(14,674,289)
Swap contracts	(15,055,663)	—	$7,942,599	(7,113,064)
Forward foreign currency contracts	—	$(16,919,762)	—	(16,919,762)
Total	$(32,838,728)	$(16,919,762)	$7,942,599	$(41,815,891)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Total
Purchased options	$6,736,420	—	—	$6,736,420
Written options	5,660,940	—	—	5,660,940
Futures contracts	12,011,570	—	—	12,011,570
Swap contracts	2,268,700	—	$(8,001,807)	(5,733,107)
Forward foreign currency contracts	—	$1,144,016	—	1,144,016
Total	$26,677,630	$1,144,016	$(8,001,807)	$19,819,839

During the six months ended June 30, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$13,062,058
Written options	40,098,980
Forward foreign currency contracts (to buy)	172,930,628
Forward foreign currency contracts (to sell)	421,850,423
Futures contracts (to buy)	1,487,021,649
Futures contracts (to sell)	1,237,132,720

Average Notional Balance†
Interest rate swap contracts	453,662,857
Credit default swap contracts (to buy protection)	540,870,763
Credit default swap contracts (to sell protection)	333,410,776
Total return swap contracts	88,230,362

†	Amounts are denominated in U.S. dollars, unless otherwise noted.

5. Class specific expenses, fees forgone and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a distribution fee with respect to its Class FI shares calculated at the annual rate of 0.25% of the average daily net assets of the Class FI. Service and distribution fees are accrued and paid monthly.

72	Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2011, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees	Shareholder Reports
Class IS	—	$6,934	$13,819
Class I	—	675,615	23,207
Class FI	$1,888,930	705,861	3,173
Total	$1,888,930	$1,388,410	$40,199

For the six months ended June 30, 2011, class specific fees forgone and/or expense reimbursements were as follows:

Fees Forgone/ Expense Reimbursements
Class IS	—
Class I	—
Class FI	$554,380
Total	$554,380

6. Distributions to shareholders by class

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
Net Investment Income:
Class IS1	$35,825,151	$96,552,213
Class I1	88,857,868	276,058,958
Class FI1	25,021,111	43,597,158
Total	$149,704,130	$416,208,329

[1]	In April 2010, Institutional Select Class, Institutional Class and Financial Intermediaries Class shares were renamed Class IS, Class I and Class FI shares, respectively.

7. Capital shares

At June 30, 2011, the Corporation had 21.15 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of the Fund were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Class IS1
Shares sold	39,960,937	$435,322,188	34,241,677	$364,278,613
Shares issued on reinvestment	2,967,143	32,313,134	8,188,825	87,484,500
Shares repurchased	(14,729,458)	(160,550,269)	(54,383,907)	(576,805,855)
Net increase (decrease)	28,198,622	$307,085,053	(11,953,405)	$(125,042,742)
Class I1
Shares sold	61,081,295	$665,494,500	86,145,492	$921,419,204
Shares issued on reinvestment	7,046,531	76,732,646	23,558,345	251,732,393
Shares repurchased	(118,646,239)	(1,290,480,832)	(167,794,427)	(1,785,200,718)
Net decrease	(50,518,413)	$(548,253,686)	(58,090,590)	$(612,049,121)

Western Asset Core Plus Bond Portfolio 2011 Semi-Annual Report	73

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Class FI1
Shares sold	107,139,807	$1,161,224,938	25,181,075	$266,187,594
Shares issued on reinvestment	2,290,832	24,975,151	4,102,144	43,884,596
Shares repurchased	(26,012,365)	(282,956,360)	(18,336,478)	(194,894,307)
Net increase	83,418,274	$903,243,729	10,946,741	$115,177,883

[1]	In April 2010, Institutional Select Class, Institutional Class and Financial Intermediaries Class shares were renamed Class IS, Class I and Class FI shares, respectively.

8. Capital loss carryforward

As of December 31, 2010, the Fund had a net capital loss carryforward of approximately $505,470,565 all of which expires in 2017. This amount will be available to offset any future taxable capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

9. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending December 31, 2011.

Western Asset

Core Plus Bond Portfolio

Directors

William E. B. Siart, Chairman

Ronald J. Arnault

Anita L. DeFrantz

R. Jay Gerken , CFA President

Ronald L. Olson

Avedick B. Poladian

Jaynie Miller Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment advisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Ltd.

Western Asset Management Company Pte. Ltd.

Transfer agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Custodian

State Street Bank and Trust Company

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Western Asset Core Plus Bond Portfolio

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Plus Bond Portfolio

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Plus Bond Portfolio. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012826 8/11 SR11-1439

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ R. Jay Gerken
(R. Jay Gerken) President of
Western Asset Funds, Inc.

Date:	August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
President of
Western Asset Funds, Inc.

Date:	August 26, 2011

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Principal Financial and Accounting Officer
Western Asset Funds, Inc.

Date:	August 26, 2011